As filed with the Securities and Exchange Commission on February 28, 2003

                                                             File Nos. 333-90324
                                                                       811-21096

                                    FORM N-4

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]

     Pre-Effective Amendment No.                                 [ ]

     Post-Effective Amendment No. 1                              [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ ]

     Amendment No. 2                                             [X]


                          VARIABLE ANNUITY ACCOUNT NINE
                    (Alliance Ovation Plus Variable Annuity)
                           (Exact Name of Registrant)


                      AIG SunAmerica Life Assurance Company
  (formerly known as AIG SunAmerica Life Insurance Company) ("AIG SunAmerica")
                               (Name of Depositor)
                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

                Depositor's Telephone Number, including Area Code
                                 (310) 772-6000

                            Christine A. Nixon, Esq.
                      AIG SunAmerica Life Assurance Company
                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon after the effective date of this registration statement as is practicable.

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]  on (date) pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a) of Rule 485

[X]  on May 1, 2003 pursuant to paragraph (a) of Rule 485

                          VARIABLE ANNUITY ACCOUNT NINE

                              Cross Reference Sheet

                               PART A - PROSPECTUS

Item Number in Form N-4                    Caption
-----------------------                    -------
1.   Cover Page                            Cover Page

2.   Definitions                           Glossary

3.   Synopsis                              Highlights; Fee Tables;
                                           Portfolio Expenses; Examples

4.   Condensed Financial Information       Not available at this time (new product)

5.   General Description of Registrant,    The Alliance Ovation Plus Variable Annuity;
     Depositor and Portfolio Company       Investment Options; Other Information

6.   Deductions                            Expenses

7.   General Description of                The Alliance Ovation Plus Variable Annuity;
     Variable Annuity Contracts            Purchasing an Alliance Ovation Plus
                                           Variable Annuity Contract;
                                           Investment Options

8.   Annuity Period                        Income Options

9.   Death Benefit                         Death Benefits

10.  Purchases and Contract Value          Purchasing an Alliance Ovation Plus
                                           Variable Annuity Contract

11.  Redemptions                           Access To Your Money

12.  Taxes                                 Taxes

13.  Legal Proceedings                     Other Information-Legal Proceedings

14.  Table of Contents of Statement        Table of Contents of Statement
     of Additional Information             of Additional Information

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

Item Number in Form N-4                    Caption
-----------------------                    -------
15.  Cover Page                            Cover Page

16.  Table of Contents                     Table of Contents

17.  General Information and History       The Alliance Ovation Plus Variable Annuity (P);
                                           Separate Account; General Account;
                                           Other Information (P)

18.  Services                              Other Information (P)

19.  Purchase of Securities Being Offered  Purchasing an Alliance Ovation Plus
                                           Variable Annuity Contract (P)

20.  Underwriters                          Distribution of Contracts

21.  Calculation of Performance Data       Performance Data

22.  Annuity Payments                      Income Options (P);
                                           Income Payments;
                                           Annuity Unit Values

23.  Financial Statements                  Financial Statements (Depositor only);
                                           Registrant: Financial Statements not
                                           yet available

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                  PROSPECTUS

                  FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS

                                   issued by


                     AIG SUNAMERICA LIFE ASSURANCE COMPANY


                              in connection with

                         VARIABLE ANNUITY ACCOUNT NINE

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the Alliance Ovation Plus Variable Annuity.

The annuity has 22 investment choices -- 3 fixed account options and 19 Variable Portfolios listed below. The fixed account options include a specified period of 1 year and dollar cost averaging ("DCA") accounts for 6-month and 1-year periods. The Variable Portfolios are part of the Alliance Variable Products Series Fund, Inc. ("Alliance Variable"), managed by Alliance Capital Management, L.P. Only Class B is offered in this annuity.


             AllianceBernstein Global   AllianceBernstein Quasar
             Bond Portfolio             Portfolio
             AllianceBernstein Global   AllianceBernstein Real
             Dollar Government          Estate Investment
             Portfolio                  Portfolio
             AllianceBernstein Growth   AllianceBernstein Small
             Portfolio                  Cap Value Portfolio
             AllianceBernstein Growth   AllianceBernstein
             and Income Portfolio       Technology Portfolio
             AllianceBernstein          AllianceBernstein Total
             High-Yield Portfolio       Return Portfolio
             AllianceBernstein          AllianceBernstein U.S.
             International Portfolio    Government/High Grade
                                        Securities Portfolio
             AllianceBernstein          AllianceBernstein Utility
             International Value        Income Portfolio
             Portfolio
             AllianceBernstein Money    AllianceBernstein Value
             Market Portfolio           Portfolio
             AllianceBernstein          AllianceBernstein
             Americas Government        Worldwide Privatization
             Income Portfolio           Portfolio
             AllianceBernstein Premier
             Growth Portfolio


We will add a credit to your Contract Value for each Purchase Payment you make equal to a maximum of 4% of that premium payment. We call this a Premium Enhancement and fund it from our general account. Charges for a contract with a Premium Enhancement may be higher than those for a contract without a Premium Enhancement. Over time, the amount of a Premium Enhancement may be more than offset by the charges associated with the Premium Enhancement. We may, at our sole discretion, discontinue offering the Premium Enhancement on additional purchase payments, and if such Premium Enhancements are discontinued, charges under the contract will remain the same.


To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2003. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. For a free copy of the SAI, call Us at (800) 255-8402 or write to Us at Delaware Valley Financial Services, P.O. Box 3031, Berwyn, PA 19312-0031. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC.


The Contracts

    .   are not a bank deposits
    .   are not federally insured
    .   are not endorsed by any bank or government agency
    .   are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.




                                  May 1, 2003

================================================================================
                               TABLE OF CONTENTS
================================================================================


GLOSSARY...............................................................................  4

HIGHLIGHTS.............................................................................  5

FEE TABLE..............................................................................  7

EXAMPLES...............................................................................  9

THE ALLIANCE OVATION PLUS VARIABLE ANNUITY............................................. 11

PURCHASING AN ALLIANCE OVATION PLUS VARIABLE ANNUITY................................... 12
    Allocation of Purchase Payments.................................................... 12
    Premium Enhancement................................................................ 13
    Right to Cancel.................................................................... 13
    Exchange Offers.................................................................... 13

INVESTMENT OPTIONS..................................................................... 14
    Variable Portfolios................................................................ 14
    Accumulation Units................................................................. 14
    Fixed Account Options.............................................................. 15
    Transfers.......................................................................... 16
    Dollar Cost Averaging.............................................................. 17
    Asset Rebalancing Program.......................................................... 18
    Voting Rights...................................................................... 18
    Substitution....................................................................... 18

ACCESS TO YOUR MONEY................................................................... 19
    Systematic Withdrawal Program...................................................... 20
    Minimum Contract Value............................................................. 20

DEATH BENEFITS......................................................................... 20
    Death of the Annuitant............................................................. 21
    Standard Death Benefit............................................................. 22
    Optional Death Benefits............................................................ 22
    Spousal Continuation............................................................... 28

EXPENSES............................................................................... 29
    Separate Account................................................................... 29
    Other Revenue...................................................................... 29
    Withdrawal Charges................................................................. 29
    Investment Charges................................................................. 30
    Transfer Fee....................................................................... 30
    Optional Death Benefit Charges..................................................... 30
    Premium Tax........................................................................ 30
    Income Taxes....................................................................... 30
    Reduction or Elimination of Charges and Expenses, and Additional Amounts Credited.. 30

INCOME OPTIONS......................................................................... 32
    Annuity Date....................................................................... 32
    Income Options..................................................................... 32
    Fixed or Variable Income Payments.................................................. 33
    Income Payments.................................................................... 33
    Deferment of Payments.............................................................. 33


    TAXES..............................................................  34
        Annuity Contracts in General...................................  34
        Tax Treatment of Distributions -- Non-Qualified Contracts......  34
        Tax Treatment of Distributions -- Qualified Contracts..........  35
        Minimum Distributions..........................................  36
        Tax Treatment of Death Benefits................................  36
        Contracts Owned by a Trust or Corporation......................  37
        Gifts, Pledges and/or Assignments of a Non-Qualified Contract..  37
        Diversification and Investor Control...........................  37

    PERFORMANCE........................................................  38

    OTHER INFORMATION..................................................  38
        AIG SunAmerica.................................................  38
        The Separate Account...........................................  39
        The General Account............................................  39
        Distribution of the Contract...................................  39
        Administration.................................................  39
        Legal Proceedings..............................................  40
        Ownership......................................................  40
        Independent Accountants........................................  40
        Registration Statement.........................................  40

    TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION...........  41

    APPENDIX  B-- DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION........ B-1

================================================================================
                                   GLOSSARY
================================================================================

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, We have defined them in this glossary.

Accumulation Phase -- The period during which you invest money in your contract.

Accumulation Units -- A measurement We use to calculate the value of the variable portion of your contract during the Accumulation Phase.

Annuitant(s) -- The person(s) on whose life (lives) We base income payments.

Annuity Date -- The date on which income payments are to begin, as selected by you.

Annuity Units -- A measurement We use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.

Beneficiary(ies) -- The person(s) designated to receive any benefits under the contract if you or the Annuitant dies.


Company -- AIG SunAmerica Life Insurance Company, We, Us, the insurer which issues this contract.


Contract Value -- The dollar value as of any valuation date of all amounts accumulated under your contract.

Income Phase -- The period during which We make income payments to you.

IRS -- The Internal Revenue Service.

Non-Qualified (contract) -- A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

Purchase Payments -- The money you give Us to buy the contract, as well as any additional money you give Us to invest in the contract after you own it.

Qualified (contract) -- A contract purchased with pre-tax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

Trust -- Refers to Alliance Variable Products Series Fund, Inc.

Variable Portfolio(s) -- The variable investment options available under the contract. Each Variable Portfolio has its own investment objective. The currently available Variable Portfolios are managed by Alliance Capital Management, L.P., the investment adviser for Alliance Variable Products Series Fund, Inc.


AIG SunAmerica Life Insurance Company changed its name to AIG SunAmerica Life Assurance Company on March 1, 2003. Please keep in mind, this is a name change only and will not affect the substance of your contract.

================================================================================
                                  HIGHLIGHTS
================================================================================


AIG SunAmerica offers several different variable annuity products to meet the diverse needs of our investors. Each product may provide different features and benefits offered at different fees, charges and expenses. When working with your financial advisor to determine the best product to meet your needs you should consider, among other things, whether the features of this contract and the related fees provide the most appropriate package to help you meet your long-term retirement savings goals.


The Alliance Ovation Plus Variable Annuity is a contract between you and the insurance company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement. We will issue the contract as an individual contract in most states, and as a certificate under a group annuity contract in other states.

Right to Cancel: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that We receive your request. The amount refunded may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. See "Purchasing an Alliance Ovation Plus Variable Annuity" in this prospectus.

Purchasing a Contract: The minimum initial Purchase Payment We will accept is $2,000. For more information on purchasing a contract, see "Purchasing an Alliance Ovation Plus Variable Annuity" in this prospectus.

We will add a credit to your Contract Value for each purchase payment you make equal to a maximum of 4% of that purchase payment. We call this a Premium Enhancement and fund it from our general account. A Premium Enhancement is not a premium payment or considered part of your purchase payment under the contract. At our discretion we may discontinue offering Premium Enhancements on additional purchase payments.


Expenses: There are fees and charges associated with the contract. We also deduct separate account charges of 1.60% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. Optional death benefit features are available under the contract for additional fees ranging from 0.05% to 0.30%. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for seven complete years, withdrawal charges of up to 6% will no longer apply to that portion of the Purchase Payment. See the "Fee Table," "Purchasing an Alliance Ovation Plus Variable Annuity" and "Expenses" in this prospectus.


Access to Your Money: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. See "Access to Your Money" and "Taxes" in this prospectus.

Death Benefit: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. This contract provides five death benefit options. The Standard Death Benefit is automatically included in your contract for no additional charge. We also offer, for an additional charge, the selection of one or more optional death benefits. See "Death Benefits" in this prospectus.

Income Options: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also choose from three different income options, including an option for income that you cannot outlive. See "Income Options" in this prospectus.

Inquiries: If you have questions about your contract call your financial advisor or contact Us at our Annuity Service Center:

    Delaware Valley Financial Services
    P.O. Box 3031
    Berwyn, PA 19312-0031
    (800) 255-8402

Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the contract, as well as the risks of investing.

================================================================================

                                   FEE TABLE


                         [to be updated by amendment]

================================================================================


The following table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.



Maximum Owner Transaction Expenses


Withdrawal Charges(1)


                 (as a percentage of each Purchase Payment).. 6.0%

-------------

(1) Withdrawal Charge Schedule (as a percentage of each Purchase Payment)



                                 Years
                        -----------------------
                        1   2   3   4   5   6   7   8+
                        --  --  --  --  --  --  --  --
                        6%  6%  5%  5%  4%  3%  2%  0%



Transfer Fee


No charge for the first 12 transfers each contract year; thereafter, the fee is $10 per transfer (Transfers for DCA or asset rebalancing are not counted against your 12 free transfers.)



The following describes the fees and expenses that you may pay periodically during the time that you own the contract, not including underlying funds fees and expenses.



Contract Maintenance Fee.......................... none





Separate Account Annual Expenses


(as a percentage of your average daily net asset value)


                Separate Account Annual Expenses..........  1.60%
                Optional Annual Ratchet Plan.............. [0.10%]
                Optional Equity Assurance Plan(2)
                  Ages [60+](3)........................... [0.20%]
                Optional Estate Benefit Payment........... [0.20%]
                Optional Accidental Death Benefit(4)...... [0.05%]
                  Total Separate Account Annual Expenses.. [2.15%]

-------------

(2) The Enhanced Equity Assurance Plan includes both the Annual Ratchet Plan and the Equity Assurance Plan. The fee for the Enhanced Equity Assurance Plan up to age [59] is [0.17%] and age [60+] is [0.30%].



(3) If you are age [59] or younger, the fee for the Equity Assurance Plan is [0.07%].



(4) This feature is not available for an Individual Retirement Annuity or other qualified plans.

--------------------------------------------------------------------------------

                              PORTFOLIO EXPENSES


                         [to be updated by amendment]

================================================================================


The following shows the minimum and maximum total operating expenses charged by the underlying Portfolio of the Trust. More detail concerning Trust's fees and expenses is contained in the prospectus for the Trust. Please read the Trust prospectus carefully before investing.


Total Annual Trust Operating Expenses



                                                         Minimum Maximum
                                                         ------- -------
         (expenses that are deducted from underlying
           portfolios of the Trust, including management
           fees, other expenses and 12b-1 fees, if
           applicable)(1)                                 0.92%   9.31%

-------------

(1) For individual expenses of each of the Variable Portfolios available in your contract, please refer to the Trust prospectus.

================================================================================

                     MAXIMUM AND MINIMUM EXPENSE EXAMPLES


                         [to be updated by amendment]

================================================================================


These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, contract maintenance fees, separate account annual expenses and expenses of the underlying portfolios of the Trust.



The Examples assumes that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and that the maximum and minimum fees and expenses of the Trust are reflected. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:




MAXIMUM EXPENSE EXAMPLES



(1) If you surrender your contract at the end of the applicable time period and you elect the optional benefits at the maximum charges offered (Annual Ratchet Plan, [0.10%]; Equity Assurance Plan, Ages [60+], [0.20%] (or the Enhanced Equity Assurance Plan, which is the combination of the Annual Ratchet and Equity Assurance Plan, Ages [60+] at [0.30%]); Estate Benefit Payment, [0.20%] and the Accidental Death Benefit, [0.05%]), and you surrender the contract at the end of the stated period:



         1 Year                     3 Years                    5 Years           10 Years
-------------------------  -------------------------  -------------------------  --------



(2) If you do not surrender your contract and you elect the optional benefits at the maximum charges offered (Annual Ratchet Plan, [0.10%]; Equity Assurance Plan, Ages [60+], [0.20%] (or the Enhanced Equity Assurance Plan, which is the combination of the Annual Ratchet and Equity Assurance Plan, Ages [60+] at [0.30%]); Estate Benefit Payment, [0.20%] and the Accidental Death Benefit, [0.05%]), and you surrender the contract at the end of the stated period:



         1 Year                     3 Years                    5 Years           10 Years
-------------------------  -------------------------  -------------------------  --------



(3) If you annuitize your contract:



         1 Year                     3 Years                    5 Years           10 Years
-------------------------  -------------------------  -------------------------  --------



MINIMUM EXPENSE EXAMPLES



(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional benefits:



         1 Year                     3 Years                    5 Years           10 Years
-------------------------  -------------------------  -------------------------  --------



(2) If you do not surrender your contract and you do not elect any optional benefits:



         1 Year                     3 Years                    5 Years           10 Years
-------------------------  -------------------------  -------------------------  --------

(3) If you annuitize your contract:



         1 Year                     3 Years                    5 Years           10 Years
-------------------------  -------------------------  -------------------------  --------


-------------


Explanation of Fee Table and Example

1. The purpose of the Fee Table is to show you the various expenses you would incur directly and indirectly by investing in the contract. The tables represent both fees at the Separate Account (contract level) as well as the Variable Portfolio expenses. Additional information on the Variable Portfolios' fees and expenses can be found in the Trust prospectus located behind this prospectus.


2. In addition to the stated assumptions, the Examples also assume Maximum Separate Account Expenses as indicated and that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Examples.


3. Examples reflecting application of optional features and benefits use the highest fees and charges being offered for those features.




4. These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.



AS OF THE DATE OF THIS PROSPECTUS SALES OF THIS CONTRACT HAD NOT BEGUN. THEREFORE, NO CONDENSED FINANCIAL INFORMATION APPEARS IN THE PROSPECTUS. [TO BE UPDATED BY AMENDMENT]

================================================================================
                  THE ALLIANCE OVATION PLUS VARIABLE ANNUITY
================================================================================


AIG SunAmerica Life Assurance Company issues the Alliance Ovation Plus Variable Annuity. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. AIG SunAmerica is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.



When you purchase an Alliance Ovation Plus Variable Annuity, a contract exists between you and AIG SunAmerica. You are the Owner of the contract. The contract provides three main benefits:


    1. Tax Deferral: This means that you do not pay taxes on your earnings from the annuity until you withdraw them.

    2. Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

    3. Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial representative.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you start receiving income payments out of the money accumulated in your contract.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance which varies. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest. This contract currently offers 19 Variable Portfolios.


The contract also offers fixed account options for varying time periods. The fixed account options earn interest at a rate set and guaranteed by AIG SunAmerica. If you allocate money to a fixed account option, the amount of money that accumulates in the contract depends on the total interest credited to the particular fixed account option in which you invest.


For more information on investment options available under this contract please see "Investment Options" in this prospectus.

This annuity is designed for long-term investors who desire to save for retirement. Under certain circumstances, you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2 . Additionally, this contract provides that you will be charged a withdrawal charge on each Purchase Payment withdrawn if that Purchase Payment has not been invested in this contract for at least 7 years. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

================================================================================
             PURCHASING AN ALLIANCE OVATION PLUS VARIABLE ANNUITY
================================================================================

An initial Purchase Payment is the money you give Us to buy a contract. Any additional money you give Us to invest in the contract after purchase is a subsequent Purchase Payment.

The minimum initial Purchase Payment permitted under your contract is $2,000. Subsequent payments must be at least $1,000 except that automated subsequent payments may be $100 or more. Prior Company approval is required to accept Purchase Payments greater than $1,000,000. The Company reserves the right to refuse Purchase Payments, including one which would cause total Purchase Payments to exceed $1,000,000 at the time of the Purchase Payment. Subsequent Purchase Payments which would cause total Purchase Payments in the contract to exceed this limit are also subject to prior Company approval. Further, We reserve the right to aggregate all contracts having the same Owner and/or Annuitants' social security or federal tax identification number for purposes of determining which contracts and/or Purchase Payments require Company pre-approval. We also reserve the right to change the amount at which pre-approval is required, at any time.

If mandated under applicable law, We may be required to reject a Purchase Payment. We may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.


In general, We will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. In addition, We may not issue a contract to anyone age 80 or older on the contract issue date (effective date of the contract). Contracts with elections for the Equity Assurance Plan or the Accidental Death Benefit will not be issued to anyone over age [75.] Contracts with elections for the Estate Benefit Plan or the Annual Ratchet Plan will not be issued to anyone over [80.]


We allow spouses to jointly own this contract. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

Allocation of Purchase Payments

We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If We receive a Purchase Payment without allocation instructions, We will invest the money according to your last allocation instructions.

In order to issue your contract, We must receive your completed application and/or Purchase Payment allocation instructions and any other required paperwork at our Annuity Service Center. We allocate your initial Purchase Payment within two days of receiving it. If We do not have complete information necessary to issue your contract, We will contact you. If We do not have the information necessary to issue your contract within 5 business days We will:

    .   send your money back to you, or;

    . ask your permission to keep your money until We get the information necessary to issue the contract.

Premium Enhancement

For each Purchase Payment you make, We will add a Premium Enhancement to your contract equal to a maximum of 4% of that Purchase Payment. We will allocate the Premium Enhancement pro rata among the investment options in the same proportion as the corresponding Purchase Payment. We may discontinue offering a Premium Enhancement on additional Purchase Payments at our discretion. We intend to recoup the cost of the Premium Enhancement from the Separate Account Charge. (See "Expenses -- Separate Account Charge") Premium Enhancements are not part of the amount refunded to you if you cancel your contract during the Right to Cancel period. Premium Enhancements are not included in amounts payable as a death benefit or upon surrender during the first twenty-four month period following receipt of a Premium Enhancement, except as part of your systematic withdrawal program. We will reduce the Premium Enhancement in the same proportion and deduct it from your Contract Value. Under certain circumstances, receipt of the Premium Enhancement may have a negative effect on the investment performance of the portion of your contract allocated to the variable investment options. For example, if your Contract Value decreases due to market conditions during the twenty-four months after receipt of a Premium Enhancement and, during that time, you surrender your contract or you die, the amount payable will be lower than it would have been had you not received a Premium Enhancement. In the case of a partial surrender under those conditions and during that time, the Contract Value that remains after the partial surrender will be lower than it would have been had you not received a Premium Enhancement. There may be other instances in which you may be worse off for having the bonus. For income tax purposes, the Premium Enhancement is treated as income on the contract and will be includible in taxable income.

Right to Cancel

You may cancel your contract within ten days after receiving it (or longer if required by state law). To cancel, you must mail the contract along with your written request to our Annuity Service Center:

    Delaware Valley Financial Services
    P.O. Box 3031
    Berwyn, PA 19312-0031

If you decide to cancel your contract during this examination period, We will refund to you the value of your contract less any Premium Enhancement on the day We receive your request.

Certain states require Us to return your Purchase Payments upon a written request mailed during the examination period as described above and in the contract. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a written request as described above. With respect to those contracts, We reserve the right to put your money in the Money Market Portfolio during the examination period and will allocate your money according to your instructions at the end of the applicable examination period. Currently, We do not put your money in the Money Market Portfolio during the examination period unless you allocate your money to it. If your contract was issued in a state requiring return of Purchase Payments or as an IRA and you cancel your contract during the examination period, We return the greater of
(1) your Purchase Payments; or (2) the value of your contract, less any Premium Enhancement. At the end of the examination period, We allocate your money according to your instructions. A Premium Enhancement is not considered part of your Purchase Payment.

Exchange Offers


From time to time, We may offer to allow you to exchange an older variable annuity, issued by AIG SunAmerica or one of its affiliates, for a newer product with more current features and benefits, also issued by AIG SunAmerica or one of its affiliates. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such exchange offer at the time the offer is made.


================================================================================
                              INVESTMENT OPTIONS
================================================================================

Variable Portfolios

The contract currently offers 19 Variable Portfolios. These Variable Portfolios invest in shares of the Trust, Alliance Variable Products Series Fund, Inc. The Variable Portfolios are only available through the purchase of certain insurance contracts.


Alliance Capital Management, L.P. is the investment adviser to the Trust. The Trust also serves as the current underlying investment vehicle for other variable annuity contracts issued by our affiliates, AIG Life Insurance Company and American International Life Assurance Company of New York, and other affiliated/unaffiliated insurance companies. Neither AIG SunAmerica nor the Trust believes that offering shares of the Trust in this manner disadvantages you. The adviser monitors the Trust for potential conflicts.


The 19 Variable Portfolios are listed below. Only Class B is offered for this contract.


    AllianceBernstein Global Bond Portfolio


    AllianceBernstein Global Dollar Government Portfolio


    AllianceBernstein Growth Portfolio


    AllianceBernstein Growth and Income Portfolio


    AllianceBernstein High-Yield Portfolio


    AllianceBernstein International Portfolio


    AllianceBernstein AllianceBernstein International Value Portfolio


    AllianceBernstein Money Market Portfolio


    AllianceBernstein Americas Government Income Portfolio


    AllianceBernstein Premier Growth Portfolio


    AllianceBernstein Quasar Portfolio (seeks growth of capital.)

    AllianceBernstein Real Estate Investment Portfolio
    AllianceBernstein Small Cap Value Portfolio

    AllianceBernstein Technology Portfolio


    AllianceBernstein Total Return Portfolio


    AllianceBernstein U.S. Government/High Grade Securities Portfolio

    AllianceBernstein Utility Income Portfolio
    AllianceBernstein Value Portfolio

    AllianceBernstein Worldwide Privatization Portfolio


You should read the attached prospectus for the Trust carefully. This prospectus contains detailed information about the Variable Portfolios, including each Variable Portfolio's investment objective and risk factors.

Accumulation Units

When you allocate a Purchase Payment to the Variable Portfolios, We credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day We receive your money if We receive it before 4 p.m. Eastern Time, or on the next business day's unit value if We receive your money after 4 p.m. Eastern Time. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open as follows:

    1. We determine the total value of money invested in a particular Variable Portfolio;

    2.  We subtract from that amount all applicable contract charges; and

    3.  We divide this amount by the number of outstanding Accumulation Units.

Accumulation Units are credited to your contract when Purchase Payments are allocated or amounts are transferred into a Variable Portfolio. Accumulation Units are deducted when the charge, if any, for an Optional Death Benefit is deducted. Accumulation Units are also deducted when you make a withdrawal or a transfer out of a Variable Portfolio.

    Example:

    We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for the Global Bond Portfolio.

Performance of the Variable Portfolios and expenses of the Separate Account affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

Fixed Account Options


The contract also offers up to three fixed account options as part of the guaranteed amount. AIG SunAmerica will guarantee the interest rate earned on money you allocate to any of these fixed account options. We may offer a fixed account option for a guarantee period of one year (the "Guaranteed Account"). You also have the option of allocating your money to the 6-month DCA fixed account and/or the 1-year DCA fixed account (the "DCA fixed accounts") which are available in conjunction with the Dollar Cost Averaging Program. See the section on Dollar Cost Averaging below for additional information about the availability and operation of the DCA fixed accounts. The DCA fixed accounts are only available for new Purchase Payments. All of these options may not be available in all states.


Each one-year guarantee period may offer a different interest rate but will never be less than an annual effective rate as specified in your contract. Once established the rates for specified payments do not change during the guarantee period. The guarantee period is that period for which we credit the applicable rate (one year).

We may restrict your ability to allocate amounts to the one-year fixed account option during any time period that the rate We are crediting on the account is equal to the minimum guaranteed interest rate. Please see your financial advisor to learn about any current restrictions.

There are three scenarios in which you may put money into a fixed account option. In each scenario your money may be credited a different rate of interest as follows:

    . Initial Rate: Rate credited to amounts allocated to the fixed account when you purchase your contract.

    . Current Rate: Rate credited to subsequent amounts allocated to the fixed account.

    . Renewal Rate: Rate credited to money transferred from a Variable Portfolio into a fixed account and to money remaining in a fixed account after expiration of the one year guarantee period. (The Renewal Rate does not apply to the DCA fixed account options.)

Each of these rates may differ from one another. Once declared, the applicable rate is guaranteed until the corresponding guarantee period expires.

The DCA fixed accounts also credit a fixed rate of interest. Interest is credited to amounts allocated to the 6-month or 1-year DCA fixed account while your investment is systematically transferred to the Variable Portfolios. The rates applicable to the DCA fixed accounts may differ from each other and/or the other fixed account options but will never be less than an annual effective rate as specified in your contract. See "Dollar Cost Averaging" below for more information.

Transfers

During the Accumulation Phase, or after the Annuity Date, provided a variable annuity option was selected, you may transfer funds between the Variable Portfolios and/or the fixed account options. Funds already in your contract cannot be transferred into the DCA fixed accounts. After the Annuity Date, transfers may not take place between a fixed annuity option and a variable annuity option. You must transfer at least $1,000. If less than $1,000 will remain in any fixed account option or Variable Portfolio after a transfer, that amount must be transferred as well.

You may request transfers of your account value between the Variable Portfolios and/or the Guaranteed Account in writing or by telephone. We currently allow 12 free transfers per contract per year. We charge $10 for each additional transfer in any contract year. Transfers resulting from your participation in the DCA program or the asset rebalancing program do not count against your 12 free transfers per contract year.

We accept transfer requests by telephone unless you tell Us not to. When receiving instructions over the telephone We follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, We are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone. If We fail to follow our procedures, We may be liable for any losses due to unauthorized or fraudulent instructions.

We may limit the number of transfers in any contract year or refuse any transfer request for you or others invested in the contract if We believe that excessive trading or a specific transfer request or group transfer requests may have a detrimental effect on unit values or the share prices of the underlying Variable Portfolios.

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

This product is not designed for professional "market timing" organizations or other organizations or individuals engaged in trading strategies that seek to benefit from short term price fluctuations or price irregularities by making programming transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio in which the Variable Portfolios invest. These market timing strategies are disruptive to the underlying portfolio in which the Variable Portfolios invest and therefore, potentially harmful to investors. If We determine, in our sole discretion, that your transfer patterns among the Variable Portfolios reflect a market timing strategy, We reserve the right to take action to protect the other investors. Such action may include but would not be limited to restricting the mechanisms you can use to request transfers among the Variable Portfolio or imposing penalty fees on such trading activity and/or otherwise restricting transfer options in accordance with state and federal rules and regulations. We will not take any action until we have notified you of our intent to limit your ability to make transfers or to assess a fee.

We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

Dollar Cost Averaging


The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. There is no fee to participate in this program. Under the program you systematically transfer a set dollar amount or percentage of the Money Market Portfolio or the 1-year fixed account option (source accounts) to any other Variable Portfolio. Transfers may be monthly and do not count against your 12 free transfers per contract year. The minimum transfer amount under the DCA program is $100, regardless of the source account. Fixed account options are not available as target accounts for the DCA program. Currently, there is no fee for participating in the DCA program.


We also offer the 6-month and 1-year DCA fixed accounts exclusively to facilitate this program. The DCA fixed accounts only accept new Purchase Payments of at least $12,000. You cannot transfer money already in your contract into these options. If you allocate new Purchase Payments into a DCA fixed account, amounts are transferred on or about the 15th of each month for the duration of the fixed account. Thus, on a monthly basis, We transfer all your money allocated to that account into the Variable Portfolios over the selected 6-month or 1-year period.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, We cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

    Money Market Portfolio Example:

    Assume that you want to gradually move $12,000 from the Money Market Portfolio to the Growth Portfolio over six months. You set up dollar cost averaging for $2,000 each month and purchase Accumulation Units at the following values:

                    Month Accumulation Unit Units Purchased
                    ----- ----------------- ---------------
                      1        $ 7.50           266.667
                      2        $ 5.00             400
                      3        $10.00             200
                      4        $ 7.50           266.667
                      5        $ 5.00             400
                      6        $ 7.50           266.667

    You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

Asset Rebalancing Program


Earnings in your contract may cause the percentage of your investment in each Variable Portfolio to differ from your original allocations. The automatic Asset Rebalancing Program addresses this situation. There is no fee to participate in this program. At your election, We periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. There is no fee to participate in this program. Asset rebalancing typically involves shifting a portion of your money out of a Variable Portfolio which experienced a higher return into a Variable Portfolio which experienced a lower return. Currently, there is no fee for participating in the Asset Rebalancing program.


At your request, rebalancing occurs on a monthly, quarterly, semiannual or annual basis. Transfers made as a result of rebalancing do not count against your 12 free transfers for the contract year.

We reserve the right to modify, suspend or terminate this program at any time.

    Example:

    Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in the Global Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Global Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, We would sell some of your units in the Global Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.

Voting Rights


AIG SunAmerica is the legal Owner of the Trust's shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, you have the right to instruct Us on how to vote the Variable Portfolio shares that are attributable to your contract. We vote all of the shares We own in the same proportion as the voting instructions We receive. This includes any shares We own on our own behalf. Should We determine that We are no longer required to comply with these rules, We will vote the shares in our own right.


Substitution

We may move assets and re-direct future Purchase Payment allocations from one Variable Portfolio to another if We receive contract Owner approval through a proxy vote or SEC approval for a fund substitution. This would occur if a Variable Portfolio is no longer an appropriate investment for the contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Portfolio offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your Variable Portfolio choices.

================================================================================
                             ACCESS TO YOUR MONEY
================================================================================

You can access money in your contract in two ways:

    .   by making a partial or total withdrawal, and/or;

    . by receiving income payments during the Income Phase. See "Income Options" below.

Generally, We deduct a withdrawal charge applicable to any total or partial withdrawal. See "Expenses" below.

Purchase payments that are withdrawn prior to the end of the seventh year will result in your paying a penalty in the form of a withdrawal charge. The amount of the charge and how it applies are discussed more fully below. See "Expenses" below. You should consider, before purchasing this contract, the effect this charge will have on your investment if you need to withdraw money during a withdrawal charge period. You should fully discuss this decision with your financial representative.

You may request a partial surrender for a minimum of $500. Your Contract Value must be at least $2,000 after the partial surrender, or We may cancel the contract. You must send a written withdrawal request. Unless you provide Us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed account option in which your contract is invested.

You may withdraw free of a withdrawal charge an amount that is equal to the free withdrawal amount in your contract as of the date you make the withdrawal. Your free withdrawal amount is equal to the greater of (1) the Contract Value less Purchase Payments paid and not previously surrendered or (2) 10% of remaining unsurrendered Purchase Payments paid less the amount of any prior surrender since the last contract anniversary. Withdrawals in excess of the free withdrawal amount will be assessed a withdrawal charge. When you make a withdrawal, We assume that it is taken from earnings first, then from Purchase Payments on a first-in, first-out basis. This means that you can also access your Purchase Payments which are no longer subject to a withdrawal charge before those Purchase Payments which are still subject to the withdrawal charge.

The withdrawal charge percentage is determined by the age of the Purchase Payment remaining in the contract at the time of the withdrawal. If you make a partial withdrawal in an amount greater than your free withdrawal amount during the twenty-four month period following receipt of a Premium Enhancement, we will reduce the Premium Enhancement in the same proportion and deduct it from your Contract Value. This reduction does not apply to withdrawals you make as part of our systematic withdrawal program. See "Systematic Withdrawal Program" below. The Premium Enhancement is not considered a purchase payment.

Under certain Qualified plans, access to the money in your contract may be restricted. Withdrawals made prior to age 59 1/2 may result in a 10% federal penalty tax. See "Taxes" in this prospectus.

We may be required to suspend or postpone any type of payment for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract Owners.

Additionally, We reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.

Systematic Withdrawal Program

During the Accumulation Phase, provided you have a minimum Contract Value of $24,000, you may elect to receive periodic income payments under the systematic withdrawal program, up to a maximum of 10% of your Contract Value each year. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $200. There must be at least $1,000 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program, although a withdrawal charge may apply. You may not elect this program if you have made a partial surrender earlier in the same contract year.

Please check with the Annuity Service Center to ensure that this program is available for your contract. The Annuity Service Center can provide the necessary forms. We reserve the right to modify, suspend or terminate this program at any time.

Minimum Contract Value

Where permitted by state law, We may terminate your contract if both of the following occur: (1) your contract is less than $2,000 as a result of partial withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days' written notice. At the end of the notice period, We will distribute the contract's remaining value to you.

================================================================================
                                DEATH BENEFITS
================================================================================

If an Owner dies during the Accumulation Phase of your contract, we pay a death benefit to the Beneficiary. At the time you purchase your contract, you must select a death benefit option. The Standard Death Benefit is automatically included in your contract for no additional fee. We also offer, for an additional fee, other death benefit options. Death benefit elections must be made at the time you purchase the contract and may not be terminated at a later date, except when your spouse continues the contract. See "Spousal Continuation" below. All optional death benefits may not be available in all states. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay the death benefit if an Owner dies after beginning the Income Phase. However, if an Owner dies during the Income Phase, any remaining guaranteed income payments will be made in accordance with the income Option selected. See "Income Options" in this prospectus.

You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If the contract is jointly owned, the surviving joint Owner will be the primary Beneficiary and any other Beneficiary will be treated as the contingent Beneficiary unless specifically requested otherwise.

We calculate and pay the death benefit when We receive all required paperwork and satisfactory proof of death. We consider the following satisfactory proof of death:

    1.  a certified copy of the death certificate; or

    2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

    3. a written statement by a medical doctor who attended the deceased at the time of death; or

    4.  any other proof satisfactory to Us.

The Beneficiary may elect one of the following death benefit payment options unless previously chosen by the Owner, to be paid as follows:

    1. payment of the entire death benefit within 5 years of the date of your death; or

    2. payment over the lifetime of the designated Beneficiary with distribution beginning within 1 year of the date of your death; or

    3. if the designated Beneficiary is your spouse, he/she can continue this contract in his or her own name. See "Spousal Continuation" below.



The death benefit amount paid remains in the Variable Portfolios until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risks. These risks are borne by the Beneficiary.

Death of the Annuitant

If the Annuitant is a person other than the Owner and the Owner is an individual, and if the Annuitant dies during the Accumulation Phase, a new Annuitant may be named by the Owner. If no new Annuitant is named within sixty
(60) days of our receipt of proof of death, the Owner will be the new Annuitant. If the Annuitant dies during the Income Phase, the remaining payments, if any, will be as specified in the Annuity Option elected. We will require proof of the Annuitant's death. Death benefits, if any, will be paid to the designated Beneficiary at least as rapidly as under the method of distribution in effect at the Annuitant's death.

We define Net Purchase Payments as Purchase Payments less an Adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total Purchase Payments into your contract. To calculate the Adjustment amount for the first withdrawal made under the contract, We determine the percentage by which the withdrawal reduced Contract Value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal by the Contract Value immediately before taking that withdrawal. The resulting percentage is then multiplied by the amount of total Purchase Payments and subtracted from the amount of total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment calculation.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, We determine the percentage by which the Contract Value is reduced by taking the amount of the withdrawal in relation to the Contract Value immediately before taking the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.


If you purchased your contract after [May 1, 2003], the following death benefit options apply.



Standard Death Benefit



The Standard Death Benefit on your contract is the greatest of:



    1.  Net Purchase Payments; or



    2. Contract Value on the date We receive all required paperwork and satisfactory proof of death, less Premium Enhancements paid during 24 months prior to death.

Optional Death Benefits



For an additional fee, you may elect one or more of the Optional Death Benefits below which can provide greater protection for your Beneficiaries. In the case of joint owners, the Optional Death Benefits will be paid upon the death of either owner, except for the Accidental Death Benefit which will only be paid upon the death of the Owner first listed on the contract schedule. These elections must be made at the time of contract issue and may not be terminated at a later date. All optional death benefits may not be available in all states. The maximum issue age for the elections varies as shown below. The fees for the optional death benefits are deducted from your Contract Value each month. An Optional Death Benefit will be in effect if you select it on your application and the charge for the Optional Death Benefit is shown in your contract. The Equity Assurance Plan and/or the Enhanced Equity Assurance Plan will cease to be in effect upon the allocation of Contract Value to either the Alliance Bernstein Money Market Portfolio or available fixed account option unless such allocation is made as part of dollar cost averaging.



Annual Ratchet Plan. (Maximum issue age is [80].) If the Annual Ratchet Plan is in effect, We will pay a death benefit equal to the greatest of:



    1. the Contract Value less any Premium Enhancements paid during [24] months prior to death;



    2.  the total of Net Purchase Payments; or



    3. the greatest Contract Value on any Contract Anniversary less any Premium Enhancements paid during [24] months prior to death, reduced proportionally by any withdrawals subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of each withdrawal, plus any Purchase Payments paid subsequent to that Contract Anniversary.



The death benefit payable under the Annual Ratchet Plan is subject to a maximum of [110%] of Net Purchase Payments.



Equity Assurance Plan. (Maximum issue age is [78].) We will pay a death benefit equal to the greatest of:



    1. the Contract Value less any Premium Enhancements paid during [24] months prior to death;





    2.  an amount equal to (a) plus (b) where:



       (a) is equal to the total of all Purchase Payments paid on or before the first Contract Anniversary following the [85th] birthday, adjusted proportionately for partial withdrawals and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed [70], from the date of receipt of each Purchase Payment to the earlier of the date of death or the first Contract Anniversary following the [85th] birthday:



           Annual Interest Rate Period When Death Occurs



------------------------------------------------                                     ------
13 months through 24 months after Purchase 0%   1 through 12 months after Purchase Payment
  Payment receipt;                              receipt;
37 months through 48 months after Purchase 2%   25 through 36 months after Purchase Payment
  Payment receipt;                              receipt;
61 months through 72 months after Purchase 4%   49 through 60 months after Purchase Payment
  Payment receipt;                              receipt;
                                           6%   73 through 84 months after Purchase Payment
                                                receipt;
                                           7%   85 months and thereafter; and

       (b) is equal to all Purchase Payments paid after the first Contract Anniversary following the [85th] birthday, reduced proportionately for partial withdrawals.



The death benefit payable under the Equity Assurance Plan is subject to a maximum of [110%] of Net Purchase Payments.



Enhanced Equity Assurance Plan. (Maximum issue age is [78].) We will pay a death benefit equal to the greatest of:



    1. the Contract Value less any Premium Enhancement paid during [24] months prior to date of death; or



    2. the greatest Contract Value on any Contract Anniversary less any Premium Enhancements paid during [24] months prior to death, reduced proportionately by any withdrawals subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of each withdrawal, plus any Purchase Payments paid subsequent to that Contract Anniversary.



    3.  an amount equal to (a) plus (b) where:



       (a) is equal to the total of all Purchase Payments paid on or before the first Contract Anniversary following the [85th] birthday, reduced proportionately for partial withdrawals and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed [70], from the date of receipt of each Purchase Payment to the earlier of the date of death or the first Contract Anniversary following the [85th] birthday:



            Annual Interest Rate Period When Death Occurs



             ------------------------------------------------                        --------------------
             13 months through 24 months after Purchase 0%   1 through 12 months after Continuation Net
               Payment receipt;                              Purchase Payment receipt;
             37 months through 48 months after Purchase 2%   25 through 36 months after the Continuation
               Payment receipt;                              Net Purchase Payment receipt;
             61 months through 72 months after Purchase 4%   49 through 60 months after the Continuation
               Payment receipt;                              Net Purchase Payment receipt;
                                                        6%   73 through 84 months after the Continuation
                                                             Net Purchase Payment receipt;
                                                        7%   85 months and thereafter; and
             ------------------------------------------------                        --------------------



       (b) is equal to all Purchase Payments paid after the first Contract Anniversary following the [85th] birthday, reduced proportionately for partial withdrawals.



The death benefit payable under the Enhanced Equity Assurance Plan is subject to a maximum of [110%] of Net Purchase Payments.



Enhanced Death Benefit Rider (Estate Benefit Payment). (Maximum issue age is [80].)

If you select the estate benefit payment, We will pay it in addition to any other death benefit in effect at the time of your death. If selected, We will increase the death benefit otherwise payable upon your death by the amount of the estate benefit payment determined as follows:



If you are age [60] or younger on the effective date of your contract, the estate benefit payment will equal the lesser of (a) [70%] of Net Purchase Payments or (b) [70%] of the Contract Value less Net Purchase Payments.



If you are between ages [61] and [70] on the effective date of your contract, the estate benefit payment will equal the lesser of (a) [50%] of Net Purchase Payments or (b) [50%] of the Contract Value less Net Purchase Payments.



If you are between ages [71] and [80] on the effective date of your contract, the estate benefit payment will equal the lesser of (a) [30%] of Net Purchase Payments or (b) [30%] of the Contract Value less Net Purchase Payments.



If upon your death your spouse elects to continue the contract in his or her name, the spouse's age as of the date of your death will be the age We use to determine the amount of estate benefit payment payable upon the spouse's death. The estate benefit payment will not be available if your spouse is older than 80 as of the date of your death.



Accidental Death Benefit. (Maximum issue age is [75].)



If you select the accidental death benefit at the time of application, We will pay it in addition to any other death benefit in effect at the time of your death. The accidental death benefit is not available if the contract is used in connection with an individual retirement annuity. If selected at the time of application, the accidental death benefit payable under this option will be equal to the lesser of:



    1.  the Contract Value as of the date the death benefit is determined; or



    2.  [$250,000.]



The accidental death benefit is payable if you die as a result of injury prior to the Contract Anniversary following your [75th] birthday. The death must also occur before the Annuity Date and within [365] days of the date of the accident that caused the injury. The accidental death benefit does not apply to the death of a continuing spouse.



The accidental death benefit will not be paid for any death caused by or resulting (in whole or in part) from the following:



    . suicide or attempted suicide, while sane or insane, or intentionally self-inflicted injuries;



    . sickness, disease or bacterial infection of any kind, except pyogenic infections which occur as a result of an injury or bacterial infections which result from the accidental ingestion of contaminated substances;



    . injury sustained as a consequence of riding in, including boarding or alighting from, any vehicle or device used for aerial navigation except if you are a passenger on any aircraft licensed for the transportation of passengers;



    .   declared or undeclared war or any act thereof; or



    .   service in the military, naval or air service of any country.

The accidental death benefit will cease to be in effect upon the Contract Anniversary following your [75th] birthday.





If you purchased your contract before [May 1, 2003], the following death benefit options apply.


Standard Death Benefit

The Standard Death Benefit on your contract is the greatest of:

    1.  Net Purchase Payments; or

    2. Contract Value on the date We receive all required paperwork and satisfactory proof of death, less Premium Enhancements paid during 24 months prior to death;

    3. the greatest Contract Value on any seventh Contract Anniversary less any Premium Enhancements paid during 24 months prior to death, reduced proportionately by any withdrawals subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of each withdrawal, plus any Purchase Payments paid subsequent to that Contract Anniversary.

Optional Death Benefits

For an additional fee, you may elect one or more of the Optional Death Benefits below which can provide greater protection for your Beneficiaries. In the case of joint owners, the Optional Death Benefits will be paid upon the death of either owner, except for the Accidental Death Benefit which will only be paid upon the death of the Owner first listed on the contract schedule. These elections must be made at the time of contract issue and may not be terminated at a later date. All optional death benefits may not be available in all states. The maximum issue age for the elections varies as shown below. The fees for the optional death benefits are deducted from your Contract Value each month. An Optional Death Benefit will be in effect if you select it on your application and the charge for the Optional Death Benefit is shown in your contract.

Annual Ratchet Plan. (Maximum issue age is 80.) If the Annual Ratchet Plan is in effect, We will pay a death benefit equal to the greatest of:

    1. the Contract Value less any Premium Enhancements paid during 24 months prior to death;

    2.  the total of Net Purchase Payments; or

    3. the greatest Contract Value on any Contract Anniversary less any Premium Enhancements paid during 24 months prior to death, reduced proportionally by any withdrawals subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of each withdrawal, plus any Purchase Payments paid subsequent to that Contract Anniversary.

Equity Assurance Plan. (Maximum issue age is 75.) We will pay a death benefit equal to the greatest of:

    1. the Contract Value less any Premium Enhancements paid during 24 months prior to death;

    2. the greatest Contract Value on any seventh Contract Anniversary less any Premium Enhancements paid during 24 months prior to death, reduced proportionately by any withdrawals subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of each withdrawal, plus any Purchase Payments paid subsequent to that Contract Anniversary.

    3.  an amount equal to (a) plus (b) where:

       (a) is equal to the total of all Purchase Payments paid on or before the first Contract Anniversary following the 85th birthday, adjusted proportionately for partial withdrawals and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10, from the date of receipt of each Purchase Payment to the earlier of the date of death or the first Contract Anniversary following the 85th birthday:

           Annual Interest Rate Period When Death Occurs

 0%   1 through 24 months after Purchase Payment receipt;
 2%   25 through 48 months after Purchase Payment receipt;
 4%   49 through 72 months after Purchase Payment receipt;
 6%   73 through 96 months after Purchase Payment receipt;
 8%   97 through 120 months after Purchase Payment receipt;
10%   if 120 months or more after Purchase Payment receipt, for a maximum of 10 years; and

       (b) is equal to all Purchase Payments paid after the first Contract Anniversary following the 85th birthday, reduced proportionately for partial withdrawals.

Enhanced Equity Assurance Plan. (Maximum issue age is 75.) We will pay a death benefit equal to the greatest of:

    1. the Contract Value less any Premium Enhancement paid during 24 months prior to date of death; or

    2. the greatest Contract Value on any Contract Anniversary less any Premium Enhancements paid during 24 months prior to death, reduced proportionately by any withdrawals subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of each withdrawal, plus any Purchase Payments paid subsequent to that Contract Anniversary.

    3.  an amount equal to (a) plus (b) where:

       (a) is equal to the total of all Purchase Payments paid on or before the first Contract Anniversary following the 85th birthday, reduced proportionately for partial withdrawals and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10, from the date of receipt of each Purchase Payment to the earlier of the date of death or the first Contract Anniversary following the 85th birthday:

            Annual Interest Rate Period When Death Occurs

 0%   1 through 24 months after Continuation Net Purchase Payment receipt;
 2%   25 through 48 months after the Continuation Net Purchase Payment receipt;
 4%   49 through 72 months after the Continuation Net Purchase Payment receipt;
 6%   73 through 96 months after the Continuation Net Purchase Payment receipt;
 8%   97 through 120 months after the Continuation Net Purchase Payment receipt;
10%   if 120 months or more after the Continuation Net Purchase Payment receipt, for a maximum of 10 years from the Continuation Date; and

       (b) is equal to all Purchase Payments paid after the first Contract Anniversary following the 85th birthday, reduced proportionately for partial withdrawals.

Enhanced Death Benefit Rider (Estate Benefit Payment). (Maximum issue age is
80.)

If you select the estate benefit payment, We will pay it in addition to any other death benefit in effect at the time of your death. If selected, We will increase the death benefit otherwise payable upon your death by the amount of the estate benefit payment determined as follows:

If you are age 60 or younger on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 70% of Net Purchase Payments or
(b) 70% of the Contract Value less Net Purchase Payments.

If you are between ages 61 and 70 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 50% of Net Purchase Payments or (b) 50% of the Contract Value less Net Purchase Payments.

If you are between ages 71 and 80 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 30% of Net Purchase Payments or (b) 30% of the Contract Value less Net Purchase Payments.

If upon your death your spouse elects to continue the contract in his or her name, the spouse's age as of the date of your death will be the age We use to determine the amount of estate benefit payment payable upon the spouse's death. The estate benefit payment will not be available if your spouse is older than 80 as of the date of your death.

Accidental Death Benefit. (Maximum issue age is 75.)

If you select the accidental death benefit at the time of application, We will pay it in addition to any other death benefit in effect at the time of your death. The accidental death benefit is not available if the contract is used in connection with an individual retirement annuity. If selected at the time of application, the accidental death benefit payable under this option will be equal to the lesser of:

    1.  the Contract Value as of the date the death benefit is determined; or

    2.  $250,000.

The accidental death benefit is payable if you die as a result of injury prior to the Contract Anniversary following your 75th birthday. The death must also occur before the Annuity Date and within 365 days of the date of the accident that caused the injury. The accidental death benefit does not apply to the death of a continuing spouse.

The accidental death benefit will not be paid for any death caused by or resulting (in whole or in part) from the following:

    . suicide or attempted suicide, while sane or insane, or intentionally self-inflicted injuries;

    . sickness, disease or bacterial infection of any kind, except pyogenic infections which occur as a result of an injury or bacterial infections which result from the accidental ingestion of contaminated substances;

    . injury sustained as a consequence of riding in, including boarding or alighting from, any vehicle or device used for aerial navigation except if you are a passenger on any aircraft licensed for the transportation of passengers;

    .   declared or undeclared war or any act thereof; or

    .   service in the military, naval or air service of any country.

The accidental death benefit will cease to be in effect upon the Contract Anniversary following your 75th birthday.

Spousal Continuation

If you are the original Owner of the contract and the Beneficiary is your spouse, your spouse may elect to continue the contract after your death. The spouse becomes the new Owner ("Continuing Spouse") as though the Continuing Spouse has just purchased the contract. Generally, the contract and its fees, charges and/or elected features, if any, remain the same, except that there are no longer any withdrawal charges, and the optional death benefit charge may change due to the age of the Continuing Spouse. Please note, however, if the Continuing Spouse makes new Purchase Payments, those Purchase Payments will be subject to withdrawal charges. See "Withdrawal Charges" below. A spousal continuation can only take place upon the death of the original Owner of the contract and may be elected only one time per contract.

To the extent that the Continuing Spouse invests in the Variable Portfolios, the spouse will be subject to investment risk as was the original Owner. This is because the death benefit amount paid remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to the investment risk.

Upon a spouse's continuation of the contract, We will contribute to the Contract Value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner exceeds the Contract Value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original Owner's death. We will add the Continuation Contribution as of the date We receive both the Continuing Spouse's written request to continue the contract and proof of death of the original Owner in a form satisfactory to Us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except as explained in Appendix A. See Appendix A for further explanation of the death benefit calculations following a Spousal Continuation.

On the Continuation Date, the Continuing Spouse may terminate the original Owner's election(s) of the optional death benefits. The attained age of the spouse as of the Continuation Date will be used as the basis for determining the availability, cost, and calculation of future death benefits payable upon death of the spousal Beneficiary. If the attained age of the spousal Beneficiary exceeds the maximum issue age for a continued optional benefit, the benefit is no longer available and the charge will no longer be deducted. See the maximum issue ages shown above for the optional death benefits.

We reserve the right to modify, suspend or terminate the spousal continuation provision (in its entirety or any component) at any time with respect to prospectively issued contracts.

================================================================================
                                   EXPENSES
================================================================================

There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the insurance and withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease.


Separate Account Charges


The Company deducts a Separate Account Charge in the amount of 1.60% annually of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. This charge compensates the Company for the mortality and expense risks and the costs of contract administration and distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contract obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contract and the Separate Account will exceed the amount received from other fees and charges assessed under the contract.

If these charges do not cover all of our expenses, We will pay the difference. Likewise, if these charges exceed our expenses, We will keep the difference. The Separate Account Charge is expected to result in a profit. Profit may be used for any legitimate cost/expense including the Premium Enhancement and distribution, depending upon market conditions.

Other Revenue


We may receive compensation of up to 0.40% from the investment adviser of certain of the Variable Portfolios for services related to the availability of those Variable Portfolios in the contract.


Withdrawal Charges

The contract provides for a free withdrawal amount every year. See "Access to Your Money" in this prospectus. If you take money out in excess of the free withdrawal amount, you may incur a withdrawal charge. You may also incur a withdrawal charge upon a full surrender.

We apply a withdrawal charge against each Purchase Payment you put into the contract. After a Purchase Payment has been in the contract for 7 complete years, no withdrawal charge applies. The withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The withdrawal charge percentage declines over a three year period for each Purchase Payment in the contract, as follows:

Withdrawal Charge (as a percentage of each Purchase Payment)

                                 Years
                        -----------------------
                        1   2   3   4   5   6   7   8+
                        --  --  --  --  --  --  --  --
                        6%  6%  5%  5%  4%  3%  2%  0%

When calculating the withdrawal charge, We treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments. See "Access to Your Money."

Whenever possible, We deduct the withdrawal charge from the money remaining in your contract. If you withdraw all of your Contract Value, We deduct any applicable withdrawal charges from the amount withdrawn.

We will not assess a withdrawal charge for money withdrawn to pay a death benefit or to pay contract fees or charges. We will not assess a withdrawal charge when you begin the Income Phase. See "Income Options" below.

Withdrawals made prior to age 59 1/2 may result in tax penalties. See "Taxes" below.

Investment Charges

Investment Management Fees

Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Variable Portfolios. The Fee Tables in this prospectus illustrate these charges and expenses. For more detailed information on these investment charges, refer to the prospectus for the Trust, attached.

Service Fees

Shares of certain Variable Portfolios may be subject to fees imposed under a servicing plan adopted by the Trust pursuant to Rule 12(b)(1) of the Investment Company Act of 1940. This service fee of 0.25% for the Class B Shares of a Variable Portfolio is also known as a 12(b)(1) fee. Generally, this fee may be paid to financial intermediaries for services provided over the life of the contract. See "Fee Tables" in this prospectus.

Transfer Fee


Generally, we currently permit 12 free transfers between investment options each contract year. We charge you $10 for each additional transfer that contract year. See "Investment Options" and "Transfers" in this prospectus.


Optional Death Benefit Charges

See the Fee Tables for a chart of the Optional Death Benefit charges.

Premium Tax

Certain states charge the Company a tax on the premiums you pay into the contract ranging from zero to 3 1/2%. Currently, We deduct the charge for premium taxes when you take a full withdrawal or begin the Income Phase of the contract. In the future, We may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

Premium taxes are subject to change without notice. In many states, there is no tax at all. For current information, you should consult your tax adviser.

Income Taxes

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

Reduction or Elimination of Charges and Expenses, and Additional Amounts
Credited

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, We may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria We evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between Us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that We believe indicate that administrative and/or sales expenses may be reduced.


AIG SunAmerica may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.


We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

================================================================================
                                INCOME OPTIONS
================================================================================

Annuity Date

During the Income Phase, We use the money accumulated in your contract to make regular income payments to you. You may begin the Income Phase any time after your second contract anniversary. You select the month and year you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you notify the Annuity Service Office in writing 30 days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as indicated below, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.

Income payments must begin on or before the Annuitant's 90th birthday. If you do not choose an Annuity Date, your income payments will automatically begin on this date. Certain states may require your income payments to start earlier.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

In addition, federal tax law may require you to take minimum distributions after you reach age 70 1/2. See "Taxes" below.

Income Options

The contract offers the three annuity options described below. Other annuity options may be made available, including other guarantee periods and options without life contingencies, subject to our discretion. Contact the Annuity Service Center for more information. If you do not choose an annuity option, We will make annuity payments in accordance with option 2. However, if the annuity payments are for joint lives, We will make payments in accordance with option
3. Where permitted by state law, We may pay the annuity in one lump sum if your Contract Value is less than $2,000.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. A natural contract Owner may change the Annuitant at any time prior to the Annuity Date. You must notify Us if the Annuitant dies before the Annuity Date and designate a new Annuitant. The Annuitant may not be changed in a contract owned by a non-natural Owner.

Option 1 -- Life Income

Under this option, We will make monthly annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies. If the Annuitant dies after the first payment, then We will make only one payment.

Option 2 -- Life Income With Minimum 10 Year Guarantee

Under this option, We will make monthly annuity payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a period you select of at least 10 years. If the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the Beneficiary for the remainder of the period.

Option 3 -- Joint and Last Survivor Annuity

Under this option, We will make monthly annuity payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of either of you, We will continue to make annuity payments so long as the survivor is alive. We will stop making payments after the last survivor's death.

The value of an Annuity Unit, regardless of the option chosen, takes into account the Separate Account Expenses. Please read the SAI for a more detailed discussion of the income options.

Fixed or Variable Income Payments


You can choose income payments that are fixed, variable or both. Unless otherwise elected, if at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable. If your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable. If income payments are fixed, AIG SunAmerica guarantees the amount of each payment. If the income payments are variable the amount is not guaranteed.


Income Payments

We make income payments on a monthly basis. You instruct Us to send you a check or to have the payments directly deposited into your bank account. If state law allows, We distribute annuities with a Contract Value of $2,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, We may decrease the frequency of payments, state law allowing.

If you are invested in the Variable Portfolios on the Annuity Date, your income payments will depend on the following:

    . for life options, your age, when payments begin, and in most states, if a Non-Qualified contract, your gender;

    .   the value of your contract in the Variable Portfolios;

    . the 5.00% assumed investment rate used in the annuity table for the contract; and

    . the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

Deferment of Payments

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. See also "Access to Your Money" for a discussion of when payments from the Variable Portfolios may be suspended or postponed.

================================================================================
                                     TAXES
================================================================================

Note: We prepared the following information on taxes as a general discussion of the subject. This information addresses general federal taxation matters, and generally does not address state taxation issues or questions. It is not tax advice. We caution you to seek competent tax advice about your own circumstances. We do not guarantee the tax status of your annuity. Tax laws constantly change, therefore, We cannot guarantee that the information contained herein is complete and/or accurate. We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and Employee Retirement Income Security Act of 1974 ("ERISA") requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are:
Individual Retirement Accounts ("IRAs"), Roth IRAs, SIMPLE IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.

Tax Treatment of Distributions -- Non-Qualified Contracts

If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payments. Payments received after the investment in this contract has been recovered are fully taxable. Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and you Beneficiary; (5) under an immediate annuity; or (6) which are attributable to Purchase Payments made prior to August 14, 1982.

Tax Treatment of Distributions -- Qualified Contracts

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income.
Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). The penalty is increased to 25% for a distribution from a SIMPLE IRA during the first two years of the plan. To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or his designated Beneficiary;
(d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as applicable) on his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as applicable for the taxable year); and (j) distribution from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The 10% penalty also applies to a distribution from a Code Section 457 governmental plan if the distribution is attributable to an amount transferred to the Code Section 457 plan from an IRA, 403(b), pension or profit sharing plan unless one of the exceptions above applies.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments (including earnings thereon) to a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an Owner: (1) reaches age 59 1/2; (2) has a severance from employment; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the Owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1989 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under Section 403(b) or to a custodial account under section 403(b)(7), are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code Section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

Minimum Distributions

Generally, the IRS requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you retire. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

The date in (2) does not apply to IRAs. If the required distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are not required distributions from a Roth IRA prior to the death of the Owner.

You may be subject to a withdrawal charge on withdrawals taken to meet minimum distribution requirements if the withdrawals exceed the contract's maximum penalty free amount. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select either monthly, quarterly, semiannual or annual withdrawals for this purpose. This service is provided as a courtesy and We do not guarantee the accuracy of our calculations. Accordingly, We recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS has issued new regulations, which are effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the new regulations requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. We are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined. You should discuss the effect of these new regulations with your tax advisor.

Tax Treatment of Death Benefits

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain optional death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the Owner is under 59 1/2.

If you own a Qualified contract and purchase these optional death benefits, the IRS may consider such benefit "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the Owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA or a SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This Contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs and SIMPLE IRAs) which may result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

Contracts Owned by a Trust or Corporation

A trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a Non-natural Owner as an annuity contract for Federal income tax purposes. The Non-natural Owner pays tax currently on the contract's value in excess of the Owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans.

Gifts, Pledges and/or Assignments of a Non-Qualified Contract

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift, you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. Also, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal.

Diversification and Investor Control

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the underlying Variable Portfolios' management monitors the Variable Portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.


The diversification regulations do not provide guidance as to the circumstances under which you, and not AIG SunAmerica, would be considered the Owner of the shares of the Variable Portfolios under your Non-Qualified Contract, because of the degree of control you exercise over the underlying investments. This is often referred to as "investor control." It is unknown to what extent Owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios Owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the Owner of the Non-Qualified contract, could be treated as the Owner of the underlying Variable Portfolios. Due to the uncertainty in this area, We reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

================================================================================
                                  PERFORMANCE
================================================================================

We advertise the Money Market Portfolio's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

When We advertise performance for periods prior to the date the contracts were first issued, We derive the figures from the performance of the corresponding portfolios for the Trust, if available. We modify these numbers to reflect charges and expenses as if the contract was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio.

Consult the SAI for more detailed information regarding the calculation of performance data. The performance of each Variable Portfolio may also be measured against unmanaged market indices. The indices We use include but are not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the Russell 1000 Growth Index, the Morgan Stanley Capital International Europe, Australasia and Far East Index ("EAFE") and the Morgan Stanley Capital International World Index. We may compare the Variable Portfolios' performance to that of other variable annuities with similar objectives and policies as reported by independent ranking agencies such as Morningstar, Inc., Lipper Analytical Services, Inc. or Variable Annuity Research & Data Service ("VARDS").

================================================================================
                               OTHER INFORMATION
================================================================================


AIG SunAmerica may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Fitch Ratings ("Fitch's"). A.M. Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Fitch's ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Variable Portfolios.



AIG SunAmerica



AIG SunAmerica is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, AIG SunAmerica redomesticated under the laws of the state of Arizona.

The Separate Account


AIG SunAmerica established Variable Annuity Account Nine ("Separate Account"), under Arizona law on February 4, 2002. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.



AIG SunAmerica owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by AIG SunAmerica. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of AIG SunAmerica. Assets in the Separate Account are not guaranteed by AIG SunAmerica.


The General Account


Money allocated to the fixed account options goes into AIG SunAmerica's general account. The general account consists of all of AIG SunAmerica's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any AIG SunAmerica contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.


Distribution of the Contract

Registered representatives of broker-dealers sell the contract. We pay commissions to these broker-dealers for the sale of the contracts. We pay an initial commission of up to 5.00% of your purchase payments. We may also pay an annual trail commission of up to 1%, payable quarterly beginning in year 8. We do not deduct commissions paid to registered representatives directly from your Purchase Payments or Contract Value.

From time to time, We may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell, certain minimum amounts of the contract, or other contracts offered by Us. Promotional incentives may change at any time.


AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992 distributes the contracts. AIG SunAmerica Capital Services, an affiliate of AIG SunAmerica, is registered as a broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.


Administration

We are ultimately responsible for the administrative servicing of your contract, and have engaged an administrator for servicing assistance. Please contact our Annuity Service Center if you have any comment, question or service request:

    Delaware Valley Financial Services
    P.O. Box 3031
    Berwyn, PA 19312-0031
    (800) 255-8402

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, We send confirmations immediately. It is your responsibility to review these documents carefully and notify Us of any inaccuracies immediately. We investigate all inquiries. To the extent that We believe We made an error, We retroactively adjust your contract, provided you notify Us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments We deem warranted are made as of the time We receive notice of the error.

Legal Proceedings


There are no pending legal proceedings affecting the Separate Account. AIG SunAmerica and its subsidiaries engage in various kinds of routine litigation. In management's opinion, these matters are not of material importance to the Company's total assets, nor are they material with respect to the Separate Account.


Ownership

The Alliance Ovation Plus Variable Annuity is a Flexible Payment Group Deferred Annuity contract. We issue a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your Ownership. As used in this prospectus, the term contract refers to your certificate. In some states, a Flexible Payment Individual Variable Deferred Annuity contract is available instead. Such a contract is identical to the contract described in this prospectus, with the exception that We issue it directly to the Owner.

Independent Accountants




[TO BE UPDATED BY AMENDMENT]


Registration Statement

A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

================================================================================
           TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
================================================================================

Additional information concerning the operations of the Separate Account is contained in a Statement of Additional Information, which is available without charge upon written request addressed to Us at our Annuity Service Center:

    Delaware Valley Financial Services
    P.O. Box 3031
    Berwyn, PA 19312-0031
    (800) 255-8402

The contents of the SAI are shown below.

   Separate Account......................................................  2
   General Account.......................................................  2
   Performance Data......................................................  3
   Income Payments.......................................................  6
   Annuity Unit Values...................................................  6
   Taxes.................................................................  8
   Distribution of Contracts............................................. 14
   Financial Statements.................................................. 14

================================================================================

          APPENDIX B -- DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION

================================================================================

If the spousal Beneficiary elects to continue the contract (the "Continuing Spouse") and the contract death benefit exceeded the Contract Value, We will add a "Continuation Contribution" to the contract. The Continuation Contribution will be an amount equal to the positive differences between the death benefit otherwise payable and the Contract Value. If applicable, the Continuation Contribution amount will be added to the Contract Value as of the Continuation Date. The Continuation Date is the date We receive all required paperwork to otherwise process a death claim, as well as the spousal Beneficiary's written election to continue the contract.

Death benefit calculations upon a Continuing Spouse's death include a value we call "Continuation Net Purchase Payments." Continuation Net Purchase Payments is an amount equal to: (1) the Contract Value on the Continuation Date, including any applicable Continuation Contribution, plus (2) any Purchase Payments made after the Continuation Date, less (3) adjustments for withdrawals made after the Continuation Date. Each adjustment is in the same proportion that the Contract Value was reduced on the date of each such withdrawal. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the Contract Value on the Continuation Date, including any applicable Continuation Contribution.

We calculate and pay the death benefit upon a Continuing Spouse's death when we receive all required paperwork and satisfactory proof of death. The term "withdrawals" as used below is withdrawals and any fees and charges applicable to those withdrawals. The term "maximum continuation age" refers to the attained age of the Continuing Spouse as of the Continuation Date; if the Continuing Spouse is over the maximum continuation age, the benefit may not be continued and the corresponding charge will no longer be deducted.


If the original owner purchased the contract after [May 1, 2003] the following death benefit options are applicable.



Death Benefits Payable upon Continuing Spouse's Death:



Standard Death Benefit:



The death benefit is the greatest of:



    .   Continuation Net Purchase Payments; or



    . Contract Value less any Premium Enhancements paid during [24] months prior to date of death.





Annual Ratchet Plan. (Maximum continuation age is [80].) We will pay a death benefit equal to the greatest of:



    .   Continuation Net Purchase Payments; or



    . Contract Value less any Premium Enhancements paid during [24] months prior to date of death; or



    . the greatest Contract Value on any Contract Anniversary occurring after the Continuation Date, less any Premium Enhancements paid during [24] months prior to death, reduced proportionately by any withdrawals subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of each withdrawal, plus any Purchase Payments paid subsequent to that Contract Anniversary.

The death benefit payable under the Annual Ratchet Plan is subject to a maximum of [110%] of Continuation Net Purchase Payments.



Equity Assurance Plan. (Maximum continuation age is [75].) We will pay a death benefit equal to the greatest of:



    . Contract Value less any Premium Enhancements paid during [24] months prior to date of death; or



    . the greatest Contract Value on any seventh Contract Anniversary occurring after the Continuation Date, less any Premium Enhancements paid during [24] months prior to death, reduced proportionately by any withdrawals subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of each withdrawal, plus any Purchase Payments paid subsequent to that Contract Anniversary.



    .   an amount equal to (a) plus (b) where:



       (a) is equal to the total of all Continuation Net Purchase Payments paid on or before the first Contract Anniversary following the Continuing Spouse's [85th] birthday, accumulated at the compound interest rates shown below for the number of completed years, not to exceed [10] years from the Continuation Date to the earlier of the Continuing Spouse's date of death or the first Contract Anniversary following the Continuing Spouse's [85th] birthday:



            Annual Interest Rate Period When Death Occurs



  -----                                                                          ---
  0%   1 through 24 months after Continuation Net Purchase Payment receipt;
  2%   25 through 48 months after the Continuation Net Purchase Payment receipt;
  4%   49 through 72 months after the Continuation Net Purchase Payment receipt;
  6%   73 through 84 months after the Continuation Net Purchase Payment receipt; and
  -----                                                                          ---



       (b) is equal to all Continuation Net Purchase Payments paid after the first Contract Anniversary following the Continuing Spouse's [85th] birthday.



The death benefit payable under the Equity Assurance Plan is subject to a maximum of [110%] of Continuation Net Purchase Payments.



Enhanced Equity Assurance Plan. (Maximum continuation age is [75].) We will pay a death benefit equal to the greatest of:



    .   the Contract Value; or



    . the greatest Contract Value on any Contract Anniversary occurring after the Continuation Date, plus any Purchase Payments made after that Contract Anniversary, reduced proportionally by any withdrawals taken after that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of each such withdrawal.



    .   an amount equal to (a) plus (b) where:



       (a) is equal to the total of all Continuation Net Purchase Payments paid on or before the first Contract Anniversary following the Continuing Spouse's [85th] birthday, accumulated at the compound interest rates shown below for the number of completed years, not to exceed [10] years from the Continuation Date to the earlier of the Continuing Spouse's date of death or the first Contract Anniversary following the Continuing Spouse's [85th] birthday:



            Annual Interest Rate Period When Death Occurs



  -----                                                                          ---
  0%   1 through 24 months after Continuation Net Purchase Payment receipt;
  2%   25 through 48 months after the Continuation Net Purchase Payment receipt;
  4%   49 through 72 months after the Continuation Net Purchase Payment receipt;
  6%   73 through 84 months after the Continuation Net Purchase Payment receipt; and
  -----                                                                          ---



       (b) is equal to all Continuation Net Purchase Payments paid after the first Contract Anniversary following the Continuing Spouse's [85th] birthday.



The death benefit payable under Enhanced Equity Assurance Plan is subject to a maximum of [110%] of Continuation Net Purchase Payments.



Enhanced Death Benefit Rider (Estate Benefit Payment). (Maximum continuation age is [80].)



If the original Owner selected the estate benefit payment and the Continuing Spouse continues the benefit, we will pay it in addition to any other death benefit in effect at the time of the death of the Continuing Spouse. If selected, we will increase the death benefit otherwise payable by the amount of the estate benefit payment determined as follows:



If the Continuing Spouse is age [60] or younger as of the Continuation Date, the estate benefit payment will equal the lesser of (a) [70%] of Continuation Net Purchase Payments or (b) [70%] of the Contract Value less Continuation Net Purchase Payments.



If the Continuing Spouse is between ages [61] and [70] as of the Continuation Date, the estate benefit payment will equal the lesser of (a) [50%] of Continuation Net Purchase Payments or (b) [50%] of the Contract Value less Continuation Net Purchase Payments.



If the Continuing Spouse is between ages [71] and [80] as of the date of the Continuation Date, the estate benefit payment will equal the lesser of (a) [30%] of Continuation Net Purchase Payments or (b) [30%] of the Contract Value less Continuation Net Purchase Payments.



If the original owner purchased the contract before [May 1, 2003], the following death benefit options are applicable.


Death Benefits Payable upon Continuing Spouse's Death:

Standard Death Benefit:

The death benefit is the greatest of:

    .   Continuation Net Purchase Payments;

    . Contract Value less any Premium Enhancements paid during 24 months prior to date of death; or

    . the greatest Contract Value on any seventh Contract Anniversary occurring after the Continuation Date, less any Premium Enhancements paid during 24 months prior to death, reduced proportionately by any withdrawals subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of each withdrawal, plus any premium paid subsequent to that Contract Anniversary.

Annual Ratchet Plan. (Maximum continuation age is 80.) We will pay a death benefit equal to the greatest of:

    .   Continuation Net Purchase Payments; or

    . Contract Value less any Premium Enhancements paid during 24 months prior to date of death; or

    . the greatest Contract Value on any Contract Anniversary occurring after the Continuation Date, less any Premium Enhancements paid during 24 months prior to death, reduced proportionately by any withdrawals subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of each withdrawal, plus any Purchase Payments paid subsequent to that Contract Anniversary.

Equity Assurance Plan. (Maximum continuation age is 75.) We will pay a death benefit equal to the greatest of:

    . Contract Value less any Premium Enhancements paid during 24 months prior to date of death; or

    . the greatest Contract Value on any seventh Contract Anniversary occurring after the Continuation Date, less any Premium Enhancements paid during 24 months prior to death, reduced proportionately by any withdrawals subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of each withdrawal, plus any Purchase Payments paid subsequent to that Contract Anniversary.

    .   an amount equal to (a) plus (b) where:

       (a) is equal to the total of all Continuation Net Purchase Payments paid on or before the first Contract Anniversary following the Continuing Spouse's 85th birthday, accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10 years from the Continuation Date to the earlier of the Continuing Spouse's date of death or the first Contract Anniversary following the Continuing Spouse's 85th birthday:

            Annual Interest Rate Period When Death Occurs

 0%   1 through 24 months after Continuation Net Purchase Payment receipt;
 2%   25 through 48 months after the Continuation Net Purchase Payment receipt;
 4%   49 through 72 months after the Continuation Net Purchase Payment receipt;
 6%   73 through 96 months after the Continuation Net Purchase Payment receipt;
 8%   97 through 120 months after the Continuation Net Purchase Payment receipt;
10%   if 120 months or more after the Continuation Net Purchase Payment receipt, for a maximum of 10 years from the Continuation Date; and

       (b) is equal to all Continuation Net Purchase Payments paid after the first Contract Anniversary following the Continuing Spouse's 85th birthday.

Enhanced Equity Assurance Plan. (Maximum continuation age is 75.) We will pay a death benefit equal to the greatest of:

    .   the Contract Value; or

    . the greatest Contract Value on any Contract Anniversary occurring after the Continuation Date, plus any Purchase Payments made after that Contract Anniversary, reduced proportionally by any withdrawals taken after that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of each such withdrawal.

    .   an amount equal to (a) plus (b) where:

       (a) is equal to the total of all Continuation Net Purchase Payments paid on or before the first Contract Anniversary following the Continuing Spouse's 85th birthday, accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10 years from the Continuation Date to the earlier of the Continuing Spouse's date of death or the first Contract Anniversary following the Continuing Spouse's 85th birthday:

            Annual Interest Rate Period When Death Occurs

 0%   1 through 24 months after Continuation Net Purchase Payment receipt;
 2%   25 through 48 months after the Continuation Net Purchase Payment receipt;
 4%   49 through 72 months after the Continuation Net Purchase Payment receipt;
 6%   73 through 96 months after the Continuation Net Purchase Payment receipt;
 8%   97 through 120 months after the Continuation Net Purchase Payment receipt;
10%   if 120 months or more after the Continuation Net Purchase Payment receipt, for a maximum of 10 years from the Continuation Date; and

       (b) is equal to all Continuation Net Purchase Payments paid after the first Contract Anniversary following the Continuing Spouse's 85th birthday.

Enhanced Death Benefit Rider (Estate Benefit Payment). (Maximum continuation age is 80.)

If the original Owner selected the estate benefit payment and the Continuing Spouse continues the benefit, we will pay it in addition to any other death benefit in effect at the time of the death of the Continuing Spouse. If selected, we will increase the death benefit otherwise payable by the amount of the estate benefit payment determined as follows:

If the Continuing Spouse is age 60 or younger as of the Continuation Date, the estate benefit payment will equal the lesser of (a) 70% of Continuation Net Purchase Payments or (b) 70% of the Contract Value less Continuation Net Purchase Payments.

If the Continuing Spouse is between ages 61 and 70 as of the Continuation Date, the estate benefit payment will equal the lesser of (a) 50% of Continuation Net Purchase Payments or (b) 50% of the Contract Value less Continuation Net Purchase Payments.

If the Continuing Spouse is between ages 71 and 80 as of the date of the Continuation Date, the estate benefit payment will equal the lesser of (a) 30% of Continuation Net Purchase Payments or (b) 30% of the Contract Value less Continuation Net Purchase Payments.

We reserve the right to modify, suspend or terminate the spousal continuation provision (in its entirety or any component) at any time with respect to prospectively issued contracts

Please forward a copy (without charge) of the Alliance Ovation Plus Variable Annuity Statement of Additional Information to:

(Please print or type and fill in all information.)

------------------------------------------
Name

------------------------------------------
Address

------------------------------------------
City/State/Zip

------------------------------------------
Date

------------------------------------------
Signed

Return to: Annuity Service Center
           Delaware Valley Financial Services
           P.O. Box 3031
           Berwyn, PA 19312-0031

================================================================================
                       STATEMENT OF ADDITIONAL INFORMATION
================================================================================

                   FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                               IN CONNECTION WITH

                          VARIABLE ANNUITY ACCOUNT NINE

        (Portion Relating to the Alliance Ovation PLUS Variable Annuity)


This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 1, 2003, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 255-8402 or writing our Annuity Service Center:

     Delaware Valley Financial Services
     P.O. Box 3031
     Berwyn, PA 19312-0031


================================================================================
                                TABLE OF CONTENTS
================================================================================

                                                                          PAGE

Separate Account                                                          2

General Account                                                           2

Performance Data                                                          3

Income Payments                                                           6

Annuity Unit Values                                                       6

Taxes                                                                     8

Distribution of Contracts                                                 14

Financial Statements                                                      14

================================================================================
                                SEPARATE ACCOUNT
================================================================================

Variable Annuity Account Nine ("Separate Account") was established under Arizona law on February 4, 2002, by AIG SunAmerica Life Assurance Company (formerly known as and currently doing business as AIG SunAmerica Life Insurance Company) ("AIG SunAmerica"). The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or AIG SunAmerica by the SEC.

The assets of the Separate Account are the property of AIG SunAmerica. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business AIG SunAmerica may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of AIG SunAmerica.

The Separate Account invests in the shares of mutual funds ("Variable Portfolios") offered by Alliance Variable Products Series Fund, Inc. (the "Trust"). AIG SunAmerica does not guarantee the investment performance of the Separate Account, the Variable Portfolios or the Trust. Values allocated to the Separate Account and the amount of variable income payments will vary with the values of shares of the Variable Portfolios, and are also reduced by contract charges.

The basic objective of a variable annuity contract is to provide variable income payments, which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Variable Portfolios, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the management of each Variable Portfolio to make necessary changes in the fund to anticipate changes in economic conditions. Therefore, the Owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is AIG SunAmerica's promise that the dollar amount of variable income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of AIG SunAmerica or by the actual expenses incurred by AIG SunAmerica in excess of expense deductions provided for in the contract (although AIG SunAmerica does not guarantee the amounts of the variable income payments).

================================================================================
                                 GENERAL ACCOUNT
================================================================================

The general account is made up of all of the general assets of AIG SunAmerica other than those allocated to the Separate Account or any other segregated asset account of AIG SunAmerica. A Purchase Payment may be allocated to the 1-year fixed account option and the DCA accounts for 6-month and 1-year periods available in connection with the general account, as elected by the Owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of AIG SunAmerica's general account assets and are available to fund the claims of all classes of customers of AIG SunAmerica, as well as of its creditors. Accordingly, all of AIG SunAmerica's assets held in the general account will be available to fund AIG SunAmerica's obligations under the contracts as well as such other claims.

AIG SunAmerica will invest the assets of the general account in the manner chosen by AIG SunAmerica and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

================================================================================
                                PERFORMANCE DATA
================================================================================

From time to time the Separate Account may advertise the Money Market Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Portfolio refers to the net income generated for a contract funded by an investment in the Money Market Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Money Market Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the Separate Account Expenses) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

In addition, the Separate Account may advertise "total return" data for its other Variable Portfolios. A Variable Portfolio is a sub-account of the Separate Account which provides for the variable investment options available under the contract. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same Contract Value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Money Market Portfolio.

For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding funds in the Trust (the "underlying funds"), modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective underlying fund. Performance figures similarly adjusted but based on underlying fund performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account Variable Portfolio. Rather, these figures are intended to indicate the historical performance of the corresponding underlying funds of the Trust, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). The Trust also serves as underlying investment media for Separate Accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

Performance data for the various Variable Portfolios are computed in the manner described below.

Money Market Portfolio

The annualized current yield and the effective yield for the Money Market Portfolio for the 7 day period ending December 31, 2001 were -0.70% and -0.70%, respectively.

Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

         Base Period Return = (EV-SV)/(SV)

         where:

         SV = value of one Accumulation Unit at the start of a 7 day period

         EV = value of one Accumulation Unit at the end of the 7 day period

The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period. The result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

         Current Yield = (Base Period Return) x (365/7)

The Money Market Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

         Effective Yield = [(Base Period Return + 1)365/7]- 1

The yield quoted should not be considered a representation of the yield of the Money Market Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

Yield information may be useful in reviewing the performance of the Money Market Portfolio and for providing a basis for comparison with other investment alternatives. However, the Money Market Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

Other Variable Portfolios

The Variable Portfolios of the Separate Account other than the Money Market Portfolio compute their performance data as "total return." We may periodically advertise other variations of performance along with the standardized performance as described above.

As of December 31, 2001, sales of Alliance Ovation Plus Variable Annuity had not begun; therefore no standardized investment performance is shown in this Statement of Additional Information. [TO BE UPDATED BY AMENDMENT]

The total returns since each Variable Portfolio inception date, for a 1-year period and, if applicable, for 5-year and 10-year periods, are shown below, both with and without an assumed complete redemption at the end of the stated period.

                             OVATION PLUS - CLASS B
                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                      TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                         PERIOD ENDING DECEMBER 31,2002
                     (RETURN WITH/WITHOUT (W/O) REDEMPTION)
                          [TO BE UPDATED BY AMENDMENT]


                                              SINCE TRUST         1 Year            5 YEAR           10 YEAR      SINCE INCEPTION(1)
VARIABLE PORTFOLIO                             INCEPTION      WITH      W/O     WITH       W/O     WITH     W/O     WITH     W/O
------------------                             ---------      ----      ----    ----       ----    ----    ----     ----     ----
AllianceBernstein Global Bond Portfolio         07/15/91     -8.12%    -2.12%  -0.99%     -0.18%   2.83%   2.83%    3.65%    3.65%
AllianceBernstein Global Dollar Government      05/02/94      1.35%     7.35%   4.23%      4.90%     N/A     N/A    8.17%    8.17%
Portfolio
AllianceBernstein Growth Portfolio              09/15/94    -30.87%   -24.87%   4.63%      5.29%     N/A     N/A   11.89%   11.89%
AllianceBernstein Growth & Income Portfolio     01/14/91     -7.45%    -1.45%  12.05%     12.55%  12.78%  12.78%   11.77%   11.77%
AllianceBernstein High-Yield Portfolio          10/27/97     -4.87%     1.13%     N/A        N/A     N/A     N/A   -3.12%   -3.12%
AllianceBernstein International Portfolio       12/28/92    -29.79%   -23.79%  -2.34%     -1.48%     N/A     N/A    3.10%    3.10%
AllianceBernstein International Value           05/10/01        N/A       N/A     N/A        N/A     N/A     N/A   -8.48%   -2.48%
Portfolio
AllianceBernstein Americas Government Income    05/03/94     -4.33%     1.67%   5.02%      5.67%     N/A     N/A    6.37%    6.37%
Portfolio (2)
AllianceBernstein Premier Growth Portfolio      06/26/92    -24.72%   -18.72%   9.99%     10.53%     N/A     N/A   13.56%   13.56%
AllianceBernstein Quasar Portfolio              08/05/96    -20.36%   -14.36%  -1.02%     -0.20%     N/A     N/A    0.82%    0.82%
AllianceBernstein Real Estate Investment        01/09/97      2.75%     8.75%     N/A        N/A     N/A     N/A    3.94%    3.94%
Portfolio
AllianceBernstein Small Cap Value Portfolio     05/02/01        N/A       N/A     N/A        N/A     N/A     N/A    4.42%   10.42%
AllianceBernstein Technology Portfolio          01/11/96    -32.64%   -26.64%   9.85%     10.39%     N/A     N/A   10.11%   10.11%
AllianceBernstein Total Return Portfolio        12/28/92     -5.91%     0.09%   8.99%      9.55%     N/A     N/A    9.16%    9.16%
AllianceBernstein U.S. Government/High Grade    09/17/92      0.12%     5.88%   3.93%      4.60%     N/A     N/A    4.20%    4.20%
Securities Portfolio
AllianceBernstein Utility Income Portfolio      05/10/94    -29.93%   -23.93%   7.31%      7.91%     N/A     N/A    8.13%    8.13%
AllianceBernstein Value Portfolio               05/01/01        N/A       N/A     N/A        N/A     N/A     N/A   -6.38%   -0.38%
AllianceBernstein Worldwide Privatization       09/23/94    -24.82%   -18.82%   1.76%      2.49%     N/A     N/A    5.13%    5.13%
Portfolio

1. Returns for periods less than one year are not annualized.

2. Formerly known as North American Government Income Portfolio. These rates of return reflect the Separate Account Charge but do not reflect election of the Premium Enhancement or other optional death benefit features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations. Total return figures are based on historical data and are not intended to indicate future performance.

Total return figures are based on historical data and are not intended to indicate future performance.

Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same Contract Value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

         P(1+T)n = ERV

         where: P = a hypothetical initial payment of $1,000

         T = average annual total return
         n = number of years

         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the period (or fractional portion thereof).

The total return figures reflect the effect of recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Money Market Portfolio, described above. As with the Money Market Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

================================================================================
                                 INCOME PAYMENTS
================================================================================

Initial Monthly Income Payments

The initial income payment is determined by applying separately that portion of the Contract Value allocated to the fixed account options and the Variable Portfolio(s), less any state premium tax, and then applying it to the annuity table specified in the contract for fixed and variable income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except in certain states where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity option selected.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable income payment. The number of Annuity Units determined for the first variable income payment remains constant for the second and subsequent monthly variable income payments, assuming that no reallocation of Contract Values is made.

Subsequent Monthly Payments

For fixed income payments, the amount of the second and each subsequent monthly income payment is the same as that determined above for the first monthly payment.

For variable income payments, the amount of the second and each subsequent monthly income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value on the due date of the payment.

================================================================================
                               ANNUITY UNIT VALUES
================================================================================

The value of an Annuity Unit is determined independently for each Variable Portfolio.

The annuity tables contained in the contract are based on a 5% per annum assumed investment rate for variable payments. If the actual net investment rate experienced by a Variable Portfolio exceeds 5%, variable income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 5%, variable income payments will decrease over time. If the net investment rate equals 5%, the variable income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for income payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each income payment will vary accordingly.

For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 5% per annum which is assumed in the annuity tables contained in the contract.

Net Investment Factor

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any Variable Portfolio for a certain month is determined by dividing
(a) by (b) where:

(a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

(b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

Illustrative Example

Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                       NIF = ($11.46/$11.44) = 1.00174825

The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 5% per annum upon which the income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 5% per annum is:

                         1/[(1.05)(1/12) ] = 0.99594241

In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                $10.103523 x 1.00174825 x 0.99594241 = $10.080119

To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The NIF measures the performance of the funds that are basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less than one and payments are decreased.

Variable Income Payments

Illustrative Example

Assume that a male Owner, P, owns a contract in connection with which P has allocated all of his Contract Value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 2, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932.

P's first variable income payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied Contract Value, P's first variable income payment is determined by multiplying the factor of $5.56 (Option 2 tables, male Annuitant age 60 at the Year of Annuitant 2040) by the result of dividing P's account value by $1,000:

             First Payment = $5.56 x ($116,412.31/$1,000) = $647.25

The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable income payment divided by the value of an Annuity Unit on the day of annuitization:

                 Annuity Units = $647.25/$13.256932 = 48.823514

P's second variable income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value on the second payment date:

                Second Payment = 48.823514 x $13.327695 = $650.71

The third and subsequent variable income payments are computed in a manner similar to the second variable income payment.

Note that the amount of the first variable income payment depends on the Contract Value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable income payments.

================================================================================
                                      TAXES
================================================================================

General

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An Owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Non-Qualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. If, after the Annuity Date, annuity payments cease because of the death of the Annuitant, any unrecovered investment in the Contract shall be allowed as a deduction to the Annuitant for his last taxable year. Unrecovered investment in the contract is the investment in the contract on the Annuity Date reduced by amounts received after the Annuity Date which were excludable from taxable income. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

Withholding Tax on Distributions

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the Owner. Withholding on other types of distributions can be waived.

An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a), 403(a) of the Code, from a tax-sheltered annuity qualified under Section 403(b) of the Code, or from a Section 457 governmental plan, other than (1) income payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Non-qualified contract or qualified contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the Owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Taxable distributions made to nonresident aliens will generally be subject to a 30% withholding rate unless a lower tax treaty rate applies to such person.

When all or a part of an annuity contract or a death benefit under the contract is transferred or paid to an individual two or more generations younger than the Owner, a generation-skipping transfer tax may be owed. Under certain circumstances, Federal tax law may require the Company to withhold the tax from the contract and pay it directly to the Internal Revenue Service.

Diversification - Separate Account Investments

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Investor Control

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the Owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy Owner was not the Owner of the assets of the Separate Account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the Owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the Owners of the assets of the Separate Account.

Due to uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Non-Natural Owners

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Multiple Contracts

The Code provides that multiple Non-qualified annuity contracts which are issued within a calendar year to the same contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts.

For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issued date of the Contract being exchanged, for certain purposes, including for determining whether the Contract is an immediate annuity Contract.) Owners should consult a tax adviser prior to purchasing more than one Non-qualified annuity contract from the same issuer in any calendar year.

Tax Treatment of Assignments

An assignment of a contract may have tax consequences, if the assignment is not part of a permitted loan program under an employer-sponsored plan, and may also be prohibited by the Employee Retirement Income Security Act of 1974 ("ERISA") in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.

Tax Treatment of Gifting a Contract

If you transfer Ownership of your Contract to a person other than your spouse or former spouse incident to divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your Purchase Payments not previously withdrawn. The new contract Owner's Purchase Payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Tax-Sheltered Annuity Withdrawal Limitations

The IRC limits the withdrawal of amounts attributable to salary reduction contributions (including earnings thereon) from certain Tax-Sheltered Annuities
(TSAs). Withdrawals can only be made when an Owner: (1) reaches age 59 1/2; (2) has a severance from employment; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the Owner can only withdraw Purchase Payments. Transfers of amounts from one TSA contract to another TSA contract under 403(b) or to a custodial account under Section 403(b)(7) are not considered distributions, and thus are not subject to these withdrawal limitations.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contact, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under Section 72 of the Code. In the absence of further guidance from the

Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area Owners should seek their own tax advice.

Withdrawals - Investment Adviser Fees

The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or a Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the contract Owner) for payment of the adviser's fee and the fee must actually be paid from the annuity Contract to the adviser. Withdrawals from Non-qualified contracts for the payment of the investment adviser fees will be considered taxable distributions from the Contract.

Delayed Annuity Payments

Although there is no guidance in the federal tax law as to when annuity payments must commence under a Non-qualified contract, the Internal Revenue Service could take the position that if annuity payments do not begin or are not scheduled to begin until an advanced age, such as after age 85, then the contract should not be treated as an annuity contract for federal tax purposes. If such was to occur, then the income under the contract could become currently taxable to the Owner.

Qualified Plans

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of Owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to the limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. The Company is not bound by the terms and conditions of such plans to the extent such terms and conditions conflict with the provisions of the contract unless the Company specifically consents to be bound. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to Owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution is subject to limits based upon income levels, retirement plan participation status, and other factors. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular Individual Retirement Annuity or Individual Retirement Account under Section 408 of the Code, contributions to a Roth IRA are not made on a tax-deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Unlike IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Certain persons may be eligible to convert a regular IRA into a Roth IRA. If they elect such a conversion, they generally also will be required to pay taxes on any previously untaxed amounts included in the amount converted. If the contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) SIMPLE IRAs

SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

(f) Corporate Pension and Profit-Sharing Plans

Section 401(a) of the Code permits corporate employers to establish various types of retirement plans, including 401(k) plans, for employees. These plans can also be established by public employers and by private employers that are not "corporations." These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to Owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with corporate pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(g) Eligible Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in trust (or custodial accounts or an annuity contract) for the exclusive benefit of participants and their Beneficiaries.

Economic Growth and Tax Relief Reconciliation Act of 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among Qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration. Furthermore, a number of states have not enacted legislation that conforms to the state tax treatment of these contributions and distributions to the federal standard. In the absence of legislation or guidance from these non-conforming states, the state tax treatment of these funds, including any transfer or rollover that is permitted under EGTRRA, but was not permitted prior to 2002, is currently unclear.

================================================================================
                            DISTRIBUTION OF CONTRACTS
================================================================================

The contracts are offered on a continuous basis through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. AIG SunAmerica and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts.

================================================================================
                              FINANCIAL STATEMENTS
================================================================================

                          [TO BE UPDATED BY AMENDMENT]

PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements

The following financial statements are included in Part B of the Registration Statement.

TO BE UPDATED BY AMENDMENT

(b) Exhibits


(1)      Resolution Establishing Separate Account                                    *
(2)      Not Applicable
(3)      (a)      Form of Distribution Contract                                      *
         (b)      Selling Agreement                                                  *
(4)      Variable Annuity Contract
         (a)      Group Annuity Certificate                                         **
         (b)      Individual Annuity Contract                                       **
         (c)      Annual Ratchet Plan (Optional Death Benefit Endorsement)          **
         (d)      Estate Benefit Plan                                                *
         (e)      Accidental Death Benefit                                           *
         (f)      Enhanced Equity Assurance Plan                                     *
         (g)      Equity Assurance Plan                                              *
         (h)      IRA Endorsement                                                    *
         (i)      SIMPLE IRA Endorsement                                             *
         (j)      Tax-Sheltered Annuity Endorsement                                  *
(5)      Application for Contract
         (a)      Participant Enrollment Form                                        *
         (b)      Annuity Application                                                *
(6)      Depositor - Corporate Documents
         (a)      Certificate of Incorporation                                       *
         (b)      By-Laws                                                            *
(7)      Not Applicable
(8)      Form of Fund Participation Agreement with
         (a)      Alliance Variable Products Series Fund, Inc.                       *
(9)      Opinion of Counsel and Consent of Counsel                                  **
(10)     Consent of Independent Accountants                                        N/A
(11)     Not Applicable
(12)     Not Applicable
(13)     Performance Computations                                                  ***
(14)     Diagram and Listing of All Persons Directly or Indirectly Controlled By
         or Under Common Owner Control with AIG SunAmerica, the Depositor of
         Registrant                                                     Filed herewith
(15)     Powers of Attorney                                                         **
______________

* Incorporated by reference to Pre-Effective Amendment No. 1 filed on Form N-4 on May 16, 2002, File Nos. 333-88414 and 811-21096.
** Incorporated by reference to the Initial Registration Statement filed on Form N-4 on June 12, 2002, File Nos. 333-90324 and 811-21096,
         Accession Number, 0000928389-02-000214.
*** Incorporated by reference to the Pre-effective Amendment to this Registration Statement filed on Form N-4 on December 5, 2002, Accession Number, 0000928389-02-000306.

Item 25. Directors and Officers of the Depositor

The officers and directors of AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life") are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

Name                           Position
Jay S. Wintrob                 Chief Executive Officer, Director and President
James R. Belardi               Director and Senior Vice President
Jana W. Greer                  Director and Senior Vice President
Marc H. Gamsin                 Director and Senior Vice President
N. Scott Gillis                Director and Senior Vice President
Edwin R. Raquel                Senior Vice President and Chief Actuary
J. Franklin Grey               Vice President
Edward P. Nolan*               Vice President
Gregory M. Outcalt             Senior Vice President
Maurice S. Hebert              Vice President and Controller
Stewart R. Polakov             Vice President
Lawrence M. Goldman            Vice President and Assistant Secretary
Christine A. Nixon             Vice President and Secretary
Ron H. Tani                    Vice President
Mark A. Zaeske                 Treasurer
Virginia N. Puzon              Assistant Secretary

____________
* 88 Bradley Road, P.O. Box 4005, Woodbridge, Connecticut 06525

Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant

The Registrant is a separate account of AIG SunAmerica Life ("Depositor"). The Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14 filed herewith. As of January 4, 1999, Depositor became an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-02-003222, filed April 1, 2002.

Item 27. Number of Contract Owners

TO BE UPDATED BY AMENDMENT

Item 28. Indemnification

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent required or permitted by the Laws of the State of Arizona, now or hereafter in force, whether such persons are serving the Company, or, at its request, any other entity, which indemnification shall include the advance of expenses under the procedures and to the full extent permitted by law. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws, which are incorporated herein by reference.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement . Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

Item 29. Principal Underwriter

         (a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

         AIG SunAmerica Life Assurance Company - Variable Separate Account
         AIG SunAmerica Life Assurance Company - Variable Annuity Account One
         AIG SunAmerica Life Assurance Company - Variable Annuity Account Four
         AIG SunAmerica Life Assurance Company - Variable Annuity Account Five
         AIG SunAmerica Life Assurance Company - Variable Annuity Account Seven
         AIG SunAmerica Life Assurance Company - Variable Annuity Account Nine
         First SunAmerica Life Insurance Company - FS Variable Separate Account
         First SunAmerica Life Insurance Company - FS Variable Annuity Account One
         First SunAmerica Life Insurance Company - FS Variable Annuity Account Five
         First SunAmerica Life Insurance Company - FS Variable Annuity Account Nine
         Presidential Life Insurance Company - Variable Account One
         SunAmerica Series Trust
         SunAmerica Income Funds issued by SunAmerica
         Asset Management Inc. (SAAMCo.)
         Style Select Series, Inc. issued by SAAMCo.
         SunAmerica Equity Funds issued by SAAMCo.
         SunAmerica Money Market Funds, Inc. issued by SAAMCo.
         SunAmerica Strategic Investment Series issued by SAAMCo.
         SunAmerica Senior Floating Rate Fund, issued by SAAMCo.

         (b) Directors, Officers and principal place of business:

         Officer/Directors*                 Position
         -----------------------------------------------------------------------
         Peter Harbeck                      Director
         J. Steven Neamtz                   President & Director
         Robert M. Zakem                    Executive Vice President, General
                                            Counsel & Asst. Secretary& Director
         John T. Genoy                      Vice President, Chief Financial
                                            Officer & Controller
         James Nichols                      Vice President
         Christine A. Nixon**               Secretary
         Lawrence M. Goldman**              Asst. Secretary
         Virginia Puzon**                   Asst. Secretary

         * Unless otherwise indicated, AIG SunAmerica Capital Services' and the officers'/directors' principal business address is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.
         ** Principal business address is 1 SunAmerica Center, Los Angeles, California 90049.

         (c) AIGSACS retains no compensation or commissions from the Registrant.

Item 30. Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367 or its recordkeeper, Delaware Valley Financial Services, P.O. Box 3031, Berwyn, PA 19312-0031, which provides certain servicing for the Depositor.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

         Registrant undertakes to:
         1. file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;
         2. include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and
         3. deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Item 33. Representation

              The Registrant hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88). The Registrant has complied with conditions one through four on the no-action letter.

              The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

              Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

              The Depositor represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement and has caused this Post-Effective Amendment No. 1 and 2 to the Registration Statement on form N-4 (File No. 333-90324)] to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 27th day of February, 2003.

                                     VARIABLE SEPARATE ACCOUNT
                                     (Registrant)

                                     By: AIG SUNAMERICA LIFE ASSURANCE
                                     COMPANY (Depositor)

                                     By:  /s/ Jay S. Wintrob
                                         ---------------------------------------
                                         Jay S. Wintrob, Chief Executive Officer

                                     AIG SUNAMERICA LIFE ASSURANCE
                                     COMPANY (Depositor)

                                     By:  /s/ Jay S. Wintrob
                                         ---------------------------------------
                                         Jay S. Wintrob, Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacity and on the dates indicated.

SIGNATURE                                   TITLE                                       DATE
------------------------------------------------------------------------------------------------------------------------------------
Jay S. Wintrob*                             Chief Executive Officer and Director        February 27, 2003
------------------------------------
Jay S. Wintrob                              (Principal Executive Officer)

James R. Belardi*                           Director                                    February 27, 2003
------------------------------------
James R. Belardi

Marc H. Gamsin*                             Director                                    February 27, 2003
------------------------------------
Marc H. Gamsin

N. Scott Gillis*                            Senior Vice President and Director          February 27, 2003
------------------------------------
N. Scott Gillis                             (Principal Financial Officer)

Jana Waring Greer*                          Director                                    February 27, 2003
------------------------------------
Jana Waring Greer

Maurice S. Hebert*                          Vice President and Controller               February 27, 2003
------------------------------------
Maurice S. Hebert                           (Principal Accounting Officer)



*/s/ Christine A. Nixon                     February 27, 2003
---------------------------
Christine A. Nixon,
Attorney-in-fact

                                  EXHIBIT INDEX


Exhibit               Form



EX. 14                Organizational Chart